[UBS GLOBAL ASSET MANAGEMENT LOGO]

UBS PAINEWEBBER RMA

MONEY MARKET PORTFOLIO
U.S. GOVERNMENT PORTFOLIO
TAX-FREE FUND, INC.
CALIFORNIA MUNICIPAL MONEY FUND
NEW YORK MUNICIPAL MONEY FUND
NEW JERSEY MUNICIPAL MONEY FUND

ANNUAL REPORT

JUNE 30, 2002

UBS PAINEWEBBER RMA FUNDS

DEAR SHAREHOLDER,

We present you with the annual report for UBS PaineWebber RMA Money Market Portfolio; UBS PaineWebber RMA U.S. Government Portfolio; UBS PaineWebber RMA Tax-Free Fund, Inc.; UBS PaineWebber RMA California Municipal Money Fund; UBS PaineWebber RMA New York Municipal Money Fund; and UBS PaineWebber RMA New Jersey Municipal Money Fund, for the fiscal year ended June 30, 2002.

A NEW GLOBAL BRAND

Effective April 8, 2002, Brinson Advisors, Inc. changed its name to UBS Global Asset Management (US) Inc., a member of the UBS Global Asset Management division of UBS AG, one of the largest financial services firms in the world. This strategic branding move reflects the global integration and scope of the organization's investment approach and offerings. The UBS Global Asset Management organization strives to deliver superior investment performance to clients through the management and allocation of their investments across and within all major asset classes.

Our strength lies in our globally integrated investment platform. With investment professionals throughout the world, the UBS Global Asset Management organization provides clients with uncommon research, asset allocation and risk management conducted on a fully global basis. We seek to maximize the benefits to clients, through understanding and acting upon their risk and return objectives. This covenant with our clients is the basis for the success of our business.

Effective on the same date, the funds comprising the Brinson Mutual Fund Family were renamed UBS Funds. The funds' investment objectives and investment processes remain the same.

UBS PAINEWEBBER RMA
MONEY MARKET PORTFOLIO
UBS PAINEWEBBER RMA
U.S. GOVERNMENT PORTFOLIO

INVESTMENT GOAL (BOTH PORTFOLIOS):
Maximum current income consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER:
Susan P. Ryan
UBS Global Asset Management (US) Inc.

COMMENCEMENT:
October 4, 1982 (both Portfolios)

UBS PAINEWEBBER RMA
TAX-FREE FUND, INC.
UBS PAINEWEBBER RMA
CALIFORNIA MUNICIPAL MONEY FUND
UBS PAINEWEBBER RMA
NEW YORK MUNICIPAL MONEY FUND
UBS PAINEWEBBER RMA
NEW JERSEY MUNCIPAL MONEY FUND

INVESTMENT GOAL (ALL FOUR FUNDS):
Maximum current income exempt from Federal and/or a specific state's personal income taxes consistent with preservation of capital and liquidity.

PORTFOLIO MANAGER:
Debbie Baggett
UBS Global Asset Management (US) Inc.

COMMENCEMENT:
October 4, 1982 (Tax-Free)
November 7, 1988 (California Municipal)
November 10, 1988 (New York Municipal)
February 1, 1991 (New Jersey Municipal)

DIVIDEND PAYMENTS (ALL SIX FUNDS):
Monthly

MARKET REVIEW

As the reporting period began in July 2001, signs were emerging that the economic recession, which started in March 2001, might be short-lived. The Federal Reserve Board (the "Fed") had lowered the federal funds rate (the rate U.S. banks charge each other for overnight loans) from 6.00% to 3.75% during the first half of 2001 in an attempt to stimulate growth. This aggressive stance appeared to be taking hold as the long-suffering manufacturing sector appeared to be bottoming out, while the housing market and consumer spending continued to buoy the economy. While real gross domestic product (GDP) contracted 1.3% during the third quarter of 2001, investors were cautiously optimistic that the economy was in a recovery mode.

However, the September 11 terrorist attacks initially darkened the prospects for an economic recovery. The Fed moved quickly to stabilize the economy and add liquidity to the financial system. All told, from June 2001 through December 2001, the Fed cut rates an additional six times, and by year-end, the federal funds rate was at 1.75%--its lowest level in 40 years. Due in large part to a quick renewal in consumer spending, the GDP rose a surprising 2.7% during the fourth quarter of 2001.

As increasing signs of economic growth emerged during the first quarter of 2002, the Fed shifted its bias from one of economic weakness to neutrality. This change in policy appeared warranted, as the GDP accelerated to a 5.0% growth rate during the first quarter of 2002. However, the uptick proved to be short-lived. Ongoing threats of terrorism, turmoil in the Middle East, anemic corporate spending, waning consumer confidence in light of the stock market's decline and corporate accounting scandals all took their toll. The end result--estimated second quarter 2002 GDP growth was a less-than-expected 1.1%. As the reporting period ended, the federal funds rate remained at 1.75%, while the Fed waited for clearer signs on the direction of the economy.

PORTFOLIO REVIEWS

Given the prevailing interest rate environment and volatility in the corporate credit markets, we utilized a variety of strategies to enhance returns during the reporting period. First, the portfolios utilized what is known as a "barbell" strategy, whereby we purchased securities at both ends of the maturity spectrum. Our longer-term securities--with maturities up to one year in duration--were used to lock in higher yields as interest rates fell. At the same time, our shorter-term securities--typically less than a month in duration--provided liquidity.

Second, with the combination of an uncertain economy, a proliferation of corporate accounting scandals, and high profile bankruptcies, the credit markets were extremely volatile during the period. Therefore, we emphasized Treasury and Agency securities that offered the highest credit quality and liquidity. As such, we were able to avoid the problems that plagued the corporate credit markets.

PERFORMANCE AND CHARACTERISTICS, 6/30/02+

                                        7-DAY      7-DAY        WEIGHTED
                                       CURRENT   EFFECTIVE      AVERAGE              NET
                                        YIELD      YIELD        MATURITY            ASSETS
-----------------------------------------------------------------------------------------------
UBS PaineWebber RMA
   Money Market Portfolio                1.56%      1.57%        73 days       $   22.8 billion
-----------------------------------------------------------------------------------------------
UBS PaineWebber RMA
   U.S. Government Portfolio             1.39%      1.40%        71 days       $    2.4 billion
-----------------------------------------------------------------------------------------------
UBS PaineWebber RMA
   Tax-Free Fund, Inc.                   0.89%      0.89%        27 days       $    3.3 billion
-----------------------------------------------------------------------------------------------
UBS PaineWebber RMA
   California Municipal Money Fund       0.78%      0.78%        42 days       $  753.7 million
-----------------------------------------------------------------------------------------------
UBS PaineWebber RMA
   New York Municipal Money Fund         0.78%      0.79%        44 days       $  559.3 million
-----------------------------------------------------------------------------------------------
UBS PaineWebber RMA
   New Jersey Municipal Money Fund       0.79%      0.79%        23 days       $  128.5 million
-----------------------------------------------------------------------------------------------

+ Yields will vary. Fund characteristics are as of June 30, 2002. The Funds are actively managed, and their composition will vary over time.

OUTLOOK

Looking ahead, we remain skeptical about the strength of an economic recovery. Consumer spending has propped up the economy for quite some time, while corporate spending has been weak at best. However, given the bursting of the stock market bubble, a weak job market, and high levels of consumer debt, we do not believe that consumers alone will have the ability to sustain a high level of economic growth. What's more, the housing market, which has remained surprisingly resilient given the economic uncertainties, may be ripe for a pullback. Conversely, a number of positives do exist, including signs that the manufacturing sector's worst days may have passed.

While we don't think the economy will fall back into a recession, the risk exists. As such, we believe the Fed will once again need to move to a more accommodative monetary policy and may lower short-term interest rates before the end of the year. Therefore, we anticipate maintaining our barbell strategy, with longer average-weighted maturities in order to generate higher yields. Credit quality will continue to be paramount for the portfolios, and we expect to continue to have a large allocation to Treasuries and Agencies.

As always, our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS Funds,(1) please contact your financial advisor or visit us at www.ubs.com.

(1) Mutual funds are sold by prospectus only. The prospectuses for the Funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

Sincerely,

/s/ Brian M. Storms

Brian M. Storms
PRESIDENT
UBS PaineWebber RMA Money Fund, Inc. (UBS PaineWebber RMA Money Market
   Portfolio and UBS PaineWebber RMA U.S. Government Portfolio)
UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber Managed Municipal Trust (UBS PaineWebber RMA California
   Municipal Money Fund and UBS PaineWebber RMA New York Municipal Money Fund) UBS PaineWebber Municipal Money Market Series (UBS PaineWebber RMA New Jersey
   Municipal Money Fund)
PRESIDENT AND CHIEF EXECUTIVE OFFICER
UBS Global Asset Management (US) Inc.

/s/ Susan P. Ryan

Susan P. Ryan
PORTFOLIO MANAGER
UBS PaineWebber RMA Money Market Portfolio
UBS PaineWebber RMA U.S. Government Portfolio
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.

/s/ Debbie Baggett

Debbie Baggett
PORTFOLIO MANAGER
UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber RMA California Municipal Money Fund
UBS PaineWebber RMA New York Municipal Money Fund
UBS PaineWebber RMA New Jersey Municipal Money Fund
EXECUTIVE DIRECTOR
UBS Global Asset Management (US) Inc.



This letter is intended to assist shareholders in understanding how the Funds performed during the fiscal year ended June 30, 2002, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your financial advisor regarding your personal investment program.

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS -- JUNE 30, 2002

PRINCIPAL
 AMOUNT                                             MATURITY               INTEREST
 (000)                                                DATES                  RATES            VALUE
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--32.89%
---------------------------------------------------------------------------------------------------------
$ 503,500  U.S. Treasury Bills(1)                   07/05/02 to            1.700 to
                                                    12/19/02               1.800@%       $    501,677,018
---------------------------------------------------------------------------------------------------------
  350,000  U.S. Treasury Notes(1)                   07/31/02 to            5.625 to
                                                    12/31/02               6.000              354,014,105
---------------------------------------------------------------------------------------------------------
  100,000  Federal Farm Credit Bank                 07/01/02               1.765*              99,969,604
---------------------------------------------------------------------------------------------------------
   55,000  Federal Farm Credit Bank                 12/23/02               1.870@              54,500,035
---------------------------------------------------------------------------------------------------------
1,762,520  Federal Home Loan Bank                   11/29/02 to            2.100 to
                                                    07/15/03               5.125            1,763,143,486
---------------------------------------------------------------------------------------------------------
  345,000  Federal Home Loan Bank                   07/01/02               1.740 to
                                                                           1.800*             344,895,054
---------------------------------------------------------------------------------------------------------
  340,437  Federal Home Loan Bank                   07/10/02 to            1.750 to
                                                    12/18/02               1.800@             339,336,775
---------------------------------------------------------------------------------------------------------
   65,000  Federal Home Loan Mortgage Corp.         07/01/02               1.785*              64,997,827
---------------------------------------------------------------------------------------------------------
  848,244  Federal Home Loan Mortgage Corp.         07/11/02 to            1.750 to
                                                    12/27/02               3.580@             842,899,798
---------------------------------------------------------------------------------------------------------
   56,420  Federal Home Loan Mortgage Corp.         11/26/02               2.210               56,420,000
---------------------------------------------------------------------------------------------------------
  651,000  Federal National Mortgage                07/01/02               1.750 to
            Association                                                    1.800*             650,940,533
---------------------------------------------------------------------------------------------------------
  164,700  Federal National Mortgage                12/26/02 to            2.350 to
            Association                             07/17/03               2.380              164,700,000
---------------------------------------------------------------------------------------------------------
1,428,960  Federal National Mortgage                07/03/02 to            2.250 to
            Association                             04/04/03               3.580@           1,420,752,750
---------------------------------------------------------------------------------------------------------
  420,500  Student Loan Marketing Association       4/02/03 to             2.250 to
                                                    07/25/03               2.650              420,491,000
---------------------------------------------------------------------------------------------------------
   89,625  Student Loan Marketing Association         7/1/02               1.790@              89,625,000
---------------------------------------------------------------------------------------------------------
  236,000  Student Loan Marketing Association       07/02/02               1.772 to
                                                                           2.282*             235,998,787
---------------------------------------------------------------------------------------------------------
   85,000  Tennesee Valley Authority                07/31/02               1.715@              84,878,521
---------------------------------------------------------------------------------------------------------
Total U.S. Government and Agency Obligations
  (cost--$7,489,240,293)                                                                    7,489,240,293
=========================================================================================================

BANK NOTES--2.73%
---------------------------------------------------------------------------------------------------------
  DOMESTIC--2.73%

  278,000  LaSalle Bank N.A.                        08/02/02 to            2.000 to
                                                    07/28/03               2.190              277,936,229
---------------------------------------------------------------------------------------------------------
  343,000  Wells Fargo Bank N.A.                    07/01/02               1.800 to
                                                                           1.820*             343,012,304
---------------------------------------------------------------------------------------------------------
Total Bank Notes (cost--$620,948,533)                                                         620,948,533
=========================================================================================================

                                        5

PRINCIPAL
 AMOUNT                                              MATURITY             INTEREST
  (000)                                               DATES                 RATES             VALUE
---------------------------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--18.28%
---------------------------------------------------------------------------------------------------------
   YANKEE--18.28%
$ 225,000  Abbey National PLC                       12/31/02               1.910 to
                                                                           2.300%        $    224,999,805
---------------------------------------------------------------------------------------------------------
  275,000  ABN-AMRO Bank N.V.                       08/30/02 to            2.680 to
                                                    05/23/03               3.700              274,977,132
---------------------------------------------------------------------------------------------------------
  277,000  Bank of Scotland N.Y.                    07/26/02 to            2.850 to
                                                    04/11/03               3.870              277,001,882
---------------------------------------------------------------------------------------------------------
  418,000  Barclays Bank PLC                        07/01/02               1.790 to
                                                                           1.810*             417,951,889
---------------------------------------------------------------------------------------------------------
   85,000  Barclays Bank PLC                        12/31/02               2.125               85,002,133
---------------------------------------------------------------------------------------------------------
  100,000  Canadian Imperial Bank of Commerce       07/01/02               1.788*              99,998,437
---------------------------------------------------------------------------------------------------------
  229,000  Canadian Imperial Bank of Commerce       07/23/02 to            2.205 to
                                                    12/16/02               3.860              229,002,886
---------------------------------------------------------------------------------------------------------
  150,000  Danske Bank                              11/07/02               2.190              150,010,519
---------------------------------------------------------------------------------------------------------
   85,000  Dexia Bank SA                            07/01/02               1.820*              84,973,119
---------------------------------------------------------------------------------------------------------
  369,000  Dexia Bank SA                            07/22/02 to            2.485 to
                                                    04/22/03               4.000              369,005,816
---------------------------------------------------------------------------------------------------------
  100,000  Lloyds TSB Bank PLC                      02/24/03               2.310              100,000,000
---------------------------------------------------------------------------------------------------------
  150,000  National Westminster Bank PLC            07/05/02               4.105              150,000,080
---------------------------------------------------------------------------------------------------------
  100,000  Rabobank Nederland                       09/30/02               1.840              100,007,216
---------------------------------------------------------------------------------------------------------
  199,000  Royal Bank of Canada                     07/05/02 to            3.710 to
                                                    08/30/02               4.105              199,000,053
---------------------------------------------------------------------------------------------------------
  324,000  Royal Bank of Scotland PLC               09/06/02 to            2.710 to
                                                    12/27/02               3.735              323,990,495
---------------------------------------------------------------------------------------------------------
   50,000  Societe Generale                         07/29/02               3.880               49,999,254
---------------------------------------------------------------------------------------------------------
  385,000  Svenska Handelsbanken                    07/11/02 to            2.120 to
                                                    12/31/02               4.110              385,000,284
---------------------------------------------------------------------------------------------------------
   65,000  Toronto Dominion Bank                    09/06/02               3.585               64,998,249
---------------------------------------------------------------------------------------------------------
  575,000  Westdeutcshe Landesbank                  09/16/02 to            2.680 to
            Girozentrale                            06/13/03               3.690              574,960,071
---------------------------------------------------------------------------------------------------------
Total Certificates of Deposit
  (cost--$4,160,879,320)                                                                    4,160,879,320
=========================================================================================================

COMMERCIAL PAPER@--42.45%
---------------------------------------------------------------------------------------------------------
   ASSET BACKED-AUTO & TRUCK--2.32%
   528,000 New Center Asset Trust                   07/01/02 to            1.800 to
                                                    07/10/02               2.000              527,905,500
---------------------------------------------------------------------------------------------------------

                                        6

PRINCIPAL
 AMOUNT                                             MATURITY               INTEREST
  (000)                                               DATES                  RATES            VALUE
---------------------------------------------------------------------------------------------------------
  ASSET BACKED-BANKING--1.81%
 $307,092  Atlantis One Funding Corp.               07/02/02 to            1.810 to
                                                    12/16/02               1.900%        $    306,418,142
---------------------------------------------------------------------------------------------------------
  106,484  Stellar Funding Group, Inc.              07/01/02 to            1.790 to
                                                    07/26/02               1.800              106,424,453
---------------------------------------------------------------------------------------------------------
                                                                                              412,842,595
---------------------------------------------------------------------------------------------------------
  ASSET-BACKED FINANCE--0.63%
  143,000  CC (USA) Inc.                            08/01/02 to            1.820
                                                    09/09/02                                  142,644,544
---------------------------------------------------------------------------------------------------------
  ASSET BACKED-MISCELLANEOUS--17.09%
   37,000  Barton Capital Corp.                     07/01/02               1.950               37,000,000
---------------------------------------------------------------------------------------------------------
  238,506  Enterprise Funding Corp.                 07/01/02 to            1.780 to
                                                    07/10/02               2.000              238,422,824
---------------------------------------------------------------------------------------------------------
  425,670  Falcon Asset Securitization Corp.        07/01/02 to            1.780 to
                                                    08/02/02               2.000              425,355,532
---------------------------------------------------------------------------------------------------------
  525,385  Galaxy Funding, Inc.                     07/09/02 to            1.790 to
                                                    09/19/02               1.880              524,489,573
---------------------------------------------------------------------------------------------------------
  358,501  Giro Funding U.S. Corp.                  07/15/02 to            1.790 to
                                                    08/09/02               1.870              358,107,167
---------------------------------------------------------------------------------------------------------
  103,000  Giro Multi-Funding Corp.                 07/22/02               1.790              102,892,451
---------------------------------------------------------------------------------------------------------
  143,344  Old Line Funding Corp.                   07/03/02 to            1.780 to
                                                    09/17/02               1.820              143,083,157
---------------------------------------------------------------------------------------------------------
  427,000  Pennine Funding                          07/01/02 to            1.800 to
                                                    09/25/02               2.010              426,546,314
---------------------------------------------------------------------------------------------------------
  314,320  Preferred Receivables Funding Corp.      07/09/02 to            1.780 to
                                                    07/24/02               1.810              314,073,284
---------------------------------------------------------------------------------------------------------
   50,000  Quincy Capital Corp.                     07/24/02               1.780               49,943,139
---------------------------------------------------------------------------------------------------------
   55,000  Receivables Capital Corp.                07/26/02               1.800               54,931,250
---------------------------------------------------------------------------------------------------------
   75,127  Triple A One Funding Corp.               07/23/02               1.780               75,045,278
---------------------------------------------------------------------------------------------------------
  694,965  Variable Funding Capital Corp.           07/08/02 to            1.770 to
                                                    08/06/02               1.800              694,308,591
---------------------------------------------------------------------------------------------------------
  447,000  Windmill Funding Corp.                   07/01/02 to            1.780 to
                                                    07/26/02               1.800              446,729,340
---------------------------------------------------------------------------------------------------------
                                                                                            3,890,927,900
---------------------------------------------------------------------------------------------------------
  AUTOMOBILE OEM--0.44%
  100,000  BMW U.S. Capital, Inc.                   07/01/02               2.000              100,000,000
---------------------------------------------------------------------------------------------------------
  BANKING-DOMESTIC--5.12%
   50,000  CBA (Delaware) Finance, Inc.             08/02/02               1.770               49,921,333
---------------------------------------------------------------------------------------------------------
  321,000  Danske Corp.                             07/08/02 to            1.770 to
                                                    07/22/02               1.850              320,800,411
---------------------------------------------------------------------------------------------------------

                                        7

PRINCIPAL
  AMOUNT                                            MATURITY               INTEREST
  (000)                                               DATES                  RATES             VALUE
---------------------------------------------------------------------------------------------------------
$ 148,550  Dexia Delaware LLC                       07/02/02 to            1.770 to
                                                    07/09/02               1.790%        $    148,525,266
---------------------------------------------------------------------------------------------------------
  230,000  Dresdner U.S. Finance Inc.               07/02/02 to            1.770 to
                                                    07/10/02               1.810              229,941,381
---------------------------------------------------------------------------------------------------------
  120,000  Fortis Funding LLC                       07/02/02 to            1.760 to
                                                    07/18/02               1.790              119,915,894
---------------------------------------------------------------------------------------------------------
  250,000  Nordea North America, Inc.               07/10/02 to            1.780 to
                                                    07/19/02               1.820              249,860,556
---------------------------------------------------------------------------------------------------------
   47,000  Stadshypotek Del, Inc.                   09/09/02               1.790               46,836,414
---------------------------------------------------------------------------------------------------------
                                                                                            1,165,801,255
---------------------------------------------------------------------------------------------------------
  BANKING-FOREIGN--0.31%
   45,000  Alliance & Leicester PLC                 08/02/02               1.820               44,927,200
---------------------------------------------------------------------------------------------------------
   25,000  San Paolo IMI U.S. Financial Co.         07/10/02               1.770               24,988,937
---------------------------------------------------------------------------------------------------------
                                                                                               69,916,137
---------------------------------------------------------------------------------------------------------
  BROKERAGE--1.76%
  200,000  Morgan Stanley Dean Witter & Co.         07/02/02               1.870              199,989,611
---------------------------------------------------------------------------------------------------------
  200,000  Salomon Smith Barney Holdings, Inc.      07/16/02 to            1.760 to
                                                    07/25/02               1.780              199,808,500
---------------------------------------------------------------------------------------------------------
                                                                                              399,798,111
---------------------------------------------------------------------------------------------------------
  CONSUMER PRODUCTS-NONDURABLES--0.22%
   50,000  Procter & Gamble Co.                     07/11/02               1.730               49,975,972
---------------------------------------------------------------------------------------------------------
  ENERGY-INTEGRATED--1.81%
  108,000  ChevronTexaco Corp.                      07/22/02               1.770              107,888,490
---------------------------------------------------------------------------------------------------------
   50,000  Exxon Asset Management Co.               07/16/02               1.740               49,963,750
---------------------------------------------------------------------------------------------------------
   50,000  Exxon Imperial U.S., Inc.                07/08/02               1.740               49,983,083
---------------------------------------------------------------------------------------------------------
  205,000  Koch Industries                          07/01/02               1.990              205,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              412,835,323
---------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE CONSUMER--1.07%
  100,000  American Express Credit Corp.            07/25/02               1.750               99,883,333
---------------------------------------------------------------------------------------------------------
   50,000  American General Finance Corp.           07/24/02               1.760               49,943,778
---------------------------------------------------------------------------------------------------------
   95,000  Household Finance Corp.                  07/01/02               2.000               95,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              244,827,111
---------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--2.25%
  488,330  GE Capital International
            Funding, Inc.                           07/01/02 to            1.860 to
                                                    07/17/02               1.950              488,222,772
---------------------------------------------------------------------------------------------------------

                                        8

PRINCIPAL
  AMOUNT                                            MATURITY               INTEREST
  (000)                                               DATES                  RATES             VALUE
---------------------------------------------------------------------------------------------------------
$  25,150  International Lease Finance Corp.        07/24/02               1.750%        $     25,121,881
---------------------------------------------------------------------------------------------------------
                                                                                              513,344,653
---------------------------------------------------------------------------------------------------------
  FOOD & BEVERAGE--1.29%
   42,900  Nestle Australia Ltd.                    07/18/02               1.750               42,864,548
---------------------------------------------------------------------------------------------------------
  200,000  Nestle Capital Corp.                     07/01/02               1.850              200,000,000
---------------------------------------------------------------------------------------------------------
   50,000  Nestle Holdings UK PLC                   07/01/02               1.750               50,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              292,864,548
---------------------------------------------------------------------------------------------------------
  INDUSTRIAL-OTHER--0.60%
  137,000  Cargill, Inc.                            07/01/02               1.970              137,000,000
---------------------------------------------------------------------------------------------------------
  INSURANCE-LIFE--0.70%
  160,000  Aegon Funding Corp.                      07/01/02 to            1.750 to
                                                    07/22/02               1.980              159,954,063
---------------------------------------------------------------------------------------------------------
  MEDIA-PUBLISHING--0.31%
   70,000  Gannett Co.                              07/08/02               1.760               69,976,044
---------------------------------------------------------------------------------------------------------
  METALS & MINING--0.43%
   60,796  Rio Tinto America, Inc.                  09/19/02               1.790 to
                                                                           1.800               60,553,483
---------------------------------------------------------------------------------------------------------
   37,332  Rio Tinto Ltd.                           07/09/02 to
                                                    07/10/02               1.870               37,315,956
---------------------------------------------------------------------------------------------------------
                                                                                               97,869,439
---------------------------------------------------------------------------------------------------------
  PHARMACEUTICALS--2.82%
   80,000  Bristol-Myers Squibb Co.                 07/29/02               1.740               79,891,734
---------------------------------------------------------------------------------------------------------
  145,332  GlaxoSmithKline Finance PLC              07/09/02 to            1.750 to
                                                    07/29/02               1.820              145,214,809
---------------------------------------------------------------------------------------------------------
   30,000  Johnson & Johnson                        08/14/02               1.770               29,935,100
---------------------------------------------------------------------------------------------------------
   63,500  Novartis Finance Corp.                   07/08/02 to
                                                    07/10/02               1.750               63,476,108
---------------------------------------------------------------------------------------------------------
  324,225  Pfizer, Inc.                             07/09/02 to            1.740 to
                                                    07/24/02               1.760              324,001,625
---------------------------------------------------------------------------------------------------------
                                                                                              642,519,376
---------------------------------------------------------------------------------------------------------
  TELECOM-WIRELINES--1.47%
   50,000  SBC Communications, Inc.                 07/11/02               1.750               49,975,695
---------------------------------------------------------------------------------------------------------
   75,000  SBC International, Inc.                  07/29/02 to
                                                    07/30/02               1.750               74,896,701
---------------------------------------------------------------------------------------------------------
  209,700  Verizon Network Funding Co.              07/02/02 to            1.770 to
                                                    08/15/02               1.810              209,572,164
---------------------------------------------------------------------------------------------------------
                                                                                              334,444,560
---------------------------------------------------------------------------------------------------------
Total Commercial Paper
  (cost--$9,665,447,131)                                                                    9,665,447,131
=========================================================================================================

                                        9

PRINCIPAL
  AMOUNT                                            MATURITY               INTEREST
  (000)                                               DATES                  RATES             VALUE
---------------------------------------------------------------------------------------------------------
SHORT-TERM CORPORATE OBLIGATIONS--2.92%
---------------------------------------------------------------------------------------------------------
  ASSET BACKED-FINANCE--2.11%
$ 210,000  Beta Finance, Inc.                       07/01/02               1.835 to
                                                                           1.840%*       $    209,999,137
---------------------------------------------------------------------------------------------------------
  170,000  Beta Finance, Inc.                       10/22/02 to            2.340 to
                                                    01/07/03               2.500              170,000,000
---------------------------------------------------------------------------------------------------------
  100,000  CC (USA), Inc.                           08/08/00               3.745              100,000,000
---------------------------------------------------------------------------------------------------------
                                                                                              479,999,137
---------------------------------------------------------------------------------------------------------
  FINANCE-NONCAPTIVE DIVERSIFIED--0.17%
   40,000  General Electric Capital Corp.           07/09/02               1.869*              40,000,000
---------------------------------------------------------------------------------------------------------
  BANKING-DOMESTIC--0.64%
  145,000  Wells Fargo & Co.                        07/15/02               1.840*             145,000,000
---------------------------------------------------------------------------------------------------------
Total Short-Term Corporate Obligations
  (cost--$664,999,137)                                                                        664,999,137
=========================================================================================================

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS--4.62%
---------------------------------------------------------------------------------------------------------
  640,730  AIM Liquid Assets Portfolio              07/01/02               1.850+             640,730,204
---------------------------------------------------------------------------------------------------------
       35  AIM Prime Money Market Portfolio         07/01/02               1.700+                  34,574
---------------------------------------------------------------------------------------------------------
  401,254  BlackRock Provident Institutional
            TempFund                                07/01/02               1.755+             401,253,944
---------------------------------------------------------------------------------------------------------
   10,463  Dreyfus Cash Management Fund             07/01/02               1.760+              10,463,265
---------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$1,052,481,987)                                             1,052,481,987
---------------------------------------------------------------------------------------------------------
Total Investments (cost--$23,653,996,401
  which approximates cost for federal income
  tax purposes)--103.89%                                                                   23,653,996,401
---------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(3.89)%                                               (885,013,987)
---------------------------------------------------------------------------------------------------------
Net Assets (applicable to 22,765,042,623 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                              $ 22,768,982,414
=========================================================================================================

 * Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of June 30, 2002, and reset periodically.
 @   Interest rates shown are discount rates at date of purchase.
(1)  Security, or portion thereof, was on loan at June 30, 2002.
OEM  - Original Equipment Manufacturer
 +   Interest rate shown reflects yield at June 30, 2002.

                       Weighted average maturity -- 73 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS -- JUNE 30, 2002

PRINCIPAL
  AMOUNT                                            MATURITY               INTEREST
  (000)                                               DATES                  RATES             VALUE
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--54.04%
---------------------------------------------------------------------------------------------------------
$ 425,000  U.S. Treasury Bills                      07/18/02 to            1.690 to
                                                    11/29/02               1.865%@       $    423,221,215
---------------------------------------------------------------------------------------------------------
   10,000  U.S. Treasury Bonds                      11/15/02               11.625              10,358,068
---------------------------------------------------------------------------------------------------------
  830,000  U.S. Treasury Notes(1)                   07/31/02 to            3.875 to
                                                    06/30/03               6.375              840,079,919
---------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations
  (cost--$1,273,659,202)                                                                    1,273,659,202
=========================================================================================================

REPURCHASE AGREEMENTS-40.44%
---------------------------------------------------------------------------------------------------------
  200,000  Repurchase Agreement dated 06/28/02
           with Bank One, collateralized by
           $77,574,000 U.S. Treasury Bonds,
           7.875% to 8.125% due 08/15/19
           to 02/15/21 and $99,360,000
           U.S. Treasury Notes, 3.625%
           to 5.375% due 08/31/03 to
           06/30/03; (value--$204,084,682);
           proceeds: $200,031,333                   07/01/02               1.880              200,000,000
---------------------------------------------------------------------------------------------------------
  300,000  Repurchase Agreement dated
           06/28/02 with Bear Stearns & Co.,
           collateralized by $121,130,000 U.S.
           Treasury Bills, Zero Coupon due
           11/21/02 and $150,000,000 U.S.
           Treasury Bonds, 6.250% to 8.125%
           due 08/15/19 to 05/15/30;
           (value--$306,056,316);
           proceeds: $300,047,000                   07/01/02               1.880              300,000,000
---------------------------------------------------------------------------------------------------------
  100,000  Repurchase Agreement dated
           06/28/02 with Deutsche Bank
           Securities, Inc., collateralized by
           $85,837,000 U.S. Treasury Bonds,
           7.250% due 08/16/22;
           (value--$102,092,811);
           proceeds: $100,015,583                   07/01/02               1.870              100,000,000
---------------------------------------------------------------------------------------------------------
  200,000  Repurchase Agreement dated
           06/28/02 with Dresdner Bank AG
           London, collateralized by
           $171,965,000 U.S. Treasury Bonds,
           6.250% to 8.125% due 08/15/03;
           (value--$204,003,963);
           proceeds: $200,030,833                   07/01/02               1.850              200,000,000
---------------------------------------------------------------------------------------------------------

                                       11

PRINCIPAL
 AMOUNT                                             MATURITY               INTEREST
  (000)                                               DATES                  RATES             VALUE
---------------------------------------------------------------------------------------------------------
 $153,155  Repurchase Agreement dated
           06/28/02 with Societe Generale,
           collateralized by $74,562,000 U.S.
           Treasury Bonds, 6.250% to 8.000%
           due 11/15/21 to 05/15/30 and
           $58,324,000 U.S. Treasury Notes,
           7.250% to 12.375% due 05/15/04
           to 08/15/04; (value--$156,242,641);
           proceeds: $153,179,434                   07/01/02               1.880%        $    153,155,440
---------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
  (cost--$953,155,440)                                                                        953,155,440
---------------------------------------------------------------------------------------------------------

NUMBER OF
 SHARES
  (000)
---------
MONEY MARKET FUNDS--4.89%
---------------------------------------------------------------------------------------------------------
   66,206  AIM Short-Term Investment
            Trust Treasury Portfolio                07/01/02               1.780+              66,205,919
---------------------------------------------------------------------------------------------------------
   48,980  Federated Treasury Securities Fund       07/01/02               1.800+              48,980,089
---------------------------------------------------------------------------------------------------------
Total Money Market Funds (cost--$115,186,008)                                                 115,186,008
---------------------------------------------------------------------------------------------------------
Total Investments (cost--$2,342,000,650 which
  approximates cost for federal income tax
  purposes)--99.37%                                                                         2,342,000,650
---------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.63%                                                   14,827,954
---------------------------------------------------------------------------------------------------------
Net Assets (applicable to 2,357,200,013 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                              $  2,356,828,604
=========================================================================================================

 @   Interest rates shown are discount rates at date of purchase.
(1)  Security, or portion thereof, was on loan at June 30, 2002.
 +   Interest rates shown reflect yield at June 30, 2002.

                       Weighted average maturity -- 71 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS -- JUNE 30, 2002

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.39%
---------------------------------------------------------------------------------------------------------------
ALABAMA--1.52%
---------------------------------------------------------------------------------------------------------------
$  14,335  Birmingham Alabama Refunding,
           Series A                                                  A          1.200%           $   14,335,000
---------------------------------------------------------------------------------------------------------------
   11,265  Mobile Alabama Industrial
           Development Board Dock and
           Wharf Revenue Refunding
           (Holnam, Inc. Project), Series A                          A          1.200                11,265,000
---------------------------------------------------------------------------------------------------------------
    8,700  Mobile Alabama Industrial
           Development Board Dock and
           Wharf Revenue Refunding
           (Holnam, Inc. Project), Series B                          A          1.250                 8,700,000
---------------------------------------------------------------------------------------------------------------
   15,275  University of Alabama Revenue
           (University Hospital), Series C                           A          1.250                15,275,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     49,575,000
===============================================================================================================
  ALASKA--0.25%
---------------------------------------------------------------------------------------------------------------
    1,950  Alaska Energy Authority Power
           Revenue Refunding (Bradley Lake),
           Series 4                                           07/01/02          5.500                 1,950,000
---------------------------------------------------------------------------------------------------------------
    1,200  Valdez Alaska Marine Terminal
           Revenue Refunding (BP Pipelines, Inc.
           Project)                                                  A          1.850                 1,200,000
---------------------------------------------------------------------------------------------------------------
    5,000  Valdez Alaska Marine Terminal
           Revenue Refunding (ExxonMobil, Inc.
           Project)                                                  A          1.750                 5,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                      8,150,000
===============================================================================================================
  ARIZONA--2.41%
---------------------------------------------------------------------------------------------------------------
   35,000  Apache County Industrial
           Development Authority (Tucson
           Electric Power Co.)                                       A          1.250                35,000,000
---------------------------------------------------------------------------------------------------------------
   11,200  Apache County Industrial
           Development Authority (Tucson
           Electric Power Co. Project), Series B                     A          1.250                11,200,000
---------------------------------------------------------------------------------------------------------------
    8,000  Apache County Industrial
           Development Authority (Tucson
           Electric Power Springerville Project)                     A          1.250                 8,000,000
---------------------------------------------------------------------------------------------------------------
    4,085  Mesa Arizona Refunding Bonds                       07/01/02          5.000                 4,085,000
---------------------------------------------------------------------------------------------------------------

                                       13

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
--------------------------------------------------------------------------------------------------------------
$   8,200  Pima County Arizona Industrial
           Development Authority (Tucson
           Electric Power Co. Ivington), Series A                    A          1.250%           $    8,200,000
---------------------------------------------------------------------------------------------------------------
    4,700  Pinal County Pollution Control
           Revenue (Newmont Mining)                                  A          1.850                 4,700,000
---------------------------------------------------------------------------------------------------------------
    7,260  Scottsdale Industrial Development
           Authority Hospital Revenue (Scottsdale
           Memorial Health Systems), Series B                        A          1.200                 7,260,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     78,445,000
===============================================================================================================
  CALIFORNIA--1.11%
---------------------------------------------------------------------------------------------------------------
    5,350  California Infrastructure & Economic
           Development Bank Revenue (Independant
           Systems Operator Corp.), Project B                        A          1.250                 5,350,000
---------------------------------------------------------------------------------------------------------------
    8,000  Kern California High School District
           Tax and Revenue Anticipation Notes                 07/09/02          4.000                 8,002,479
---------------------------------------------------------------------------------------------------------------
    5,000  Los Angeles California Unified
           School District Tax and Revenue
           Anticipation Notes                                 07/23/02          4.000                 5,004,198
---------------------------------------------------------------------------------------------------------------
    6,700  Los Angeles Regional Airports
           Improvement Corp. Lease Revenue                           A          2.030                 6,700,000
---------------------------------------------------------------------------------------------------------------
    8,000  San Diego California Tax and
           Revenue Anticipation Notes                         08/01/02          3.250                 8,003,976
---------------------------------------------------------------------------------------------------------------
    3,000  Stanislaus County California Office
           of Education Tax and Revenue
           Anticipation Notes                                 07/16/02          3.500                 3,001,044
---------------------------------------------------------------------------------------------------------------
                                                                                                     36,061,697
===============================================================================================================
  COLORADO--0.38%
---------------------------------------------------------------------------------------------------------------
    4,000  Colorado Regional Transportation District          08/07/02          1.350                 4,000,000
---------------------------------------------------------------------------------------------------------------
    8,450  Smith Creek Metropolitan District
           Revenue                                                   A          1.300                 8,450,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     12,450,000
===============================================================================================================
  DISTRICT OF COLUMBIA--2.13%
---------------------------------------------------------------------------------------------------------------
      900  District of Columbia (General Fund
           Recovery), Series B-2                                     A          2.000                   900,000
---------------------------------------------------------------------------------------------------------------
    5,000  District of Columbia (Multi-Modal),
           Series A                                                  A          1.250                 5,000,000
---------------------------------------------------------------------------------------------------------------

                                       14

PRINCIPAL
 AMOUNT                                                       MATURITY        INTEREST
 (000)                                                          DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$   5,000  District of Columbia (Multi-Modal),
           Series B                                                  A          1.250%           $    5,000,000
---------------------------------------------------------------------------------------------------------------
    5,715  District of Columbia Refunded,
           Series D                                                  A          1.200                 5,715,000
---------------------------------------------------------------------------------------------------------------
   12,000  District of Columbia Revenue
           (Foundation Jewish Campus Life)                           A          1.250                12,000,000
---------------------------------------------------------------------------------------------------------------
   10,000  District of Columbia Revenue
           (JFK Center for the Performing Arts)                      A          1.200                10,000,000
---------------------------------------------------------------------------------------------------------------
    5,605  District of Columbia Revenue Pooled
           Loan Program, Series A                                    A          1.250                 5,605,000
---------------------------------------------------------------------------------------------------------------
   25,000  District of Columbia Revenue
           (George Washington University),
           Series B                                                  A          1.200                25,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     69,220,000
===============================================================================================================
  FLORIDA--6.45%
---------------------------------------------------------------------------------------------------------------
   10,000  Alachua County Florida Health
           Facilities Authority Health Facilities
           Revenue (Shands Teaching Hospital),
           Series A                                                  A          1.850                10,000,000
---------------------------------------------------------------------------------------------------------------
    6,450  Collier County Florida Health
           Facilities Authority Health Facilities
           Revenue (The Moorings, Inc. Project)                      A          1.250                 6,450,000
---------------------------------------------------------------------------------------------------------------
    5,890  Dade County Florida Industrial
           Development Authority (Dolphins
           Stadium Project), Series B                                A          1.250                 5,890,000
---------------------------------------------------------------------------------------------------------------
    4,200  Florida Gulf Coast University
           Certificate of Participation                              A          1.300                 4,200,000
---------------------------------------------------------------------------------------------------------------
    6,300  Florida Housing Finance Agency
           (Parrots Landing Project), Series A                       A          1.200                 6,300,000
---------------------------------------------------------------------------------------------------------------
    7,600  Florida Housing Finance Agency
           Multi-Family (Housing Lakeside),
           Series B                                                  A          1.250                 7,600,000
---------------------------------------------------------------------------------------------------------------
    2,300  Florida Local Government Finance
           Commission Pooled Loan Program,
           Series A                                           08/21/02          1.550                 2,300,000
---------------------------------------------------------------------------------------------------------------
    1,000  Florida State Jacksonville
           Transitional Senior Lien                           07/01/02          6.400                 1,010,000
---------------------------------------------------------------------------------------------------------------

                                       15

PRINCIPAL
 AMOUNT                                                       MATURITY       INTEREST
 (000)                                                          DATES          RATES                  VALUE
---------------------------------------------------------------------------------------------------------------
$   3,635  Florida State Municipal Power
           Agency Revenue Refunding
           (Stanton Project)                                         A          1.200%           $    3,635,000
---------------------------------------------------------------------------------------------------------------
    2,200  Jacksonville Florida Electric Authority
           Revenue (Electric Systems), Series A                      A          1.850                 2,200,000
---------------------------------------------------------------------------------------------------------------
    1,400  Jacksonville Florida Electric Authority
           Revenue (Electric Systems), Series B                      A          1.850                 1,400,000
---------------------------------------------------------------------------------------------------------------
    1,000  Jacksonville Florida Electric Authority
           Revenue (Electric Systems), Series C                      A          1.850                 1,000,000
---------------------------------------------------------------------------------------------------------------
   39,000  Jacksonville Florida Electric Authority
           Revenue (Water & Sewer Systems),
           Series B                                                  A          1.250                39,000,000
---------------------------------------------------------------------------------------------------------------
    8,485  Lee County Florida Housing Finance
           Authority Multifamily Housing
           Revenue Refunding (Forestwood
           Apartments Project), Series A                             A          1.200                 8,485,000
---------------------------------------------------------------------------------------------------------------
   12,900  Nassau County Florida Pollution
           Control Revenue (Rayonier Project)                        A          1.200                12,900,000
---------------------------------------------------------------------------------------------------------------
   12,000  Orange County Florida School
           District Tax Anticipation Notes                    09/16/02          2.750                12,019,159
---------------------------------------------------------------------------------------------------------------
    5,700  Palm Beach County Florida Housing
           Finance Authority Revenue Refunding
           (Cotton Bay Apartments Project),
           Series D                                                  A          1.250                 5,700,000
---------------------------------------------------------------------------------------------------------------
    6,400  Palm Beach County Florida Housing
           Finance Authority Revenue Refunding
           (Mahogony Bay Apartments Project),
           Series C                                                  A          1.250                 6,400,000
---------------------------------------------------------------------------------------------------------------
    8,100  St. John's County Florida Industrial
           Development Authority (Glenmoor
           St. John's Project), Series C                             A          1.250                 8,100,000
---------------------------------------------------------------------------------------------------------------
   46,540  Sunshine State Governmental                                          1.250 to
           Financing Commission Revenue                              A          1.300                46,540,000
---------------------------------------------------------------------------------------------------------------
    3,700  University Athletic Association, Inc.
           Florida Capital Improvement Revenue
           (University of Florida Stadium Project)                   A          2.000                 3,700,000
---------------------------------------------------------------------------------------------------------------
   15,000  University of South Florida
           Foundation, Inc.                                          A          1.260                15,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    209,829,159
===============================================================================================================

                                       16

PRINCIPAL
 AMOUNT                                                       MATURITY       INTEREST
 (000)                                                          DATES          RATES                  VALUE
---------------------------------------------------------------------------------------------------------------
  GEORGIA--7.07%
---------------------------------------------------------------------------------------------------------------
$   5,000  Athens-Clarke County Georgia
           Unified Government Development
           Authority Revenue (UGA Real Estate
           Funding Project)                                          A          1.250%           $    5,000,000
---------------------------------------------------------------------------------------------------------------
    5,000  Atlanta Georgia Development Authority
           Revenue (Clark University Project),
           Series A                                                  A          1.300                 5,000,000
---------------------------------------------------------------------------------------------------------------
    2,200  Bartow County Georgia Development
           Authority Pollution Control Revenue
           (Georgia Power Co. Plant Bowen Project)                   A          1.850                 2,200,000
---------------------------------------------------------------------------------------------------------------
    5,600  Burke County Development Authority
           Pollution Control (Georgia Power Co.                                 1.850 to
           Plant Vogtle 3rd)                                         A          1.900                 5,600,000
---------------------------------------------------------------------------------------------------------------
    1,100  Burke County Development Authority
           Pollution Control (Georgia Power Co.
           Plant Vogtle 4th)                                         A          2.000                 1,100,000
---------------------------------------------------------------------------------------------------------------
   17,700  Burke County Development Authority
           Pollution Control (Georgia Power Co.
           Plant Vogtle 5th)                                         A          1.800                17,700,000
---------------------------------------------------------------------------------------------------------------
    7,400  Burke County Development Authority
           Pollution Control (Georgia Power Co.
           Plant Vogtle Project)                                     A          1.850                 7,400,000
---------------------------------------------------------------------------------------------------------------
   28,205  Burke County Development Authority
           Pollution Control (Oglethorpe Power                                  1.250 to
           Corp.), Series A                                          A          1.300                28,205,000
---------------------------------------------------------------------------------------------------------------
   12,000  Cobb County Georgia School District
           Notes                                              12/31/02          2.500                12,055,299
---------------------------------------------------------------------------------------------------------------
   10,000  Cobb County Housing Authority
           Multi-Family Housing Revenue
           (Greenhouse Frey Apartment Project)                       A          1.200                10,000,000
---------------------------------------------------------------------------------------------------------------
    4,300  De Kalb County Housing Authority
           Multi-Family Housing Revenue Refunding
           (Post Brook Project)                                      A          1.200                 4,300,000
---------------------------------------------------------------------------------------------------------------
   14,300  De Kalb County Housing Authority
           Multi-Family Housing Revenue Refunding
           (Post Walk Project)                                       A          1.200                14,300,000
---------------------------------------------------------------------------------------------------------------
    5,500  De Kalb Private Hospital Authority
           Revenue Anticipation Certificates (ESR
           Childrens Health), Series B                               A          1.250                 5,500,000
---------------------------------------------------------------------------------------------------------------

                                       17

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                          DATES          RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$   5,000  Fulco Georgia Hospital Authority
           Revenue Anticipation Certificates
           (Shepherd Center, Inc. Project)                           A          1.250%           $    5,000,000
---------------------------------------------------------------------------------------------------------------
   10,000  Georgia Municipal Association Pool
           Bond Certificates of Participation                        A          1.250                10,000,000
---------------------------------------------------------------------------------------------------------------
    5,000  Georgia Municipal Gas Authority
           Revenue (Gas Portfolio II Project),
           Series B                                                  A          1.300                 5,000,000
---------------------------------------------------------------------------------------------------------------
    7,500  Georgia State, Series B                            04/01/03          6.250                 7,729,365
---------------------------------------------------------------------------------------------------------------
    6,500  Georgia State, Series D                            11/01/02          3.250                 6,528,017
---------------------------------------------------------------------------------------------------------------
    5,100  Glynn Brunswick Memorial Hospital
           Anticipation Certificates (Southeast
           Georgia Project)                                          A          1.200                 5,100,000
---------------------------------------------------------------------------------------------------------------
   10,400  Gwinnett County Housing Authority
           Multi-Family Housing Revenue (Greens
           Apartments Project)                                       A          1.300                10,400,000
---------------------------------------------------------------------------------------------------------------
   19,150  Gwinnett County Housing Authority
           Multi-Family Housing Revenue (Post
           Chase Project)                                            A          1.200                19,150,000
---------------------------------------------------------------------------------------------------------------
    4,700  Metropolitan Atlanta Rapid Transit
           Authority (Georgia Sales Tax Revenue),
           Series B                                                  A          1.200                 4,700,000
---------------------------------------------------------------------------------------------------------------
    8,000  Monroe County Development Authority
           Pollution Control Revenue (Georgia
           Power Co.-Scherer), Series 2                              A          2.000                 8,000,000
---------------------------------------------------------------------------------------------------------------
    4,000  Municipal Electric Authority Georgia
           (General Resolution Projects), Series B                   A          1.450                 4,000,000
---------------------------------------------------------------------------------------------------------------
   10,000  Municipal Electric Authority Georgia
           (General Resolution Projects), Subseries B                A          1.200                10,000,000
---------------------------------------------------------------------------------------------------------------
   14,000  Municipal Electric Authority Georgia
           (Project One Subordinated), Series E                      A          1.200                14,000,000
---------------------------------------------------------------------------------------------------------------
    1,000  Putnam County Development Authority
           Pollution Control Revenue (Georgia
           Power Plant Branch Project), Series 2                     A          1.850                 1,000,000
---------------------------------------------------------------------------------------------------------------
    1,200  Putnam County Development Authority
           Pollution Control Revenue (Georgia
           Power Plant Branch Project)                               A          2.000                 1,200,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    230,167,681
===============================================================================================================

                                       18

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
  HAWAII--0.22%
---------------------------------------------------------------------------------------------------------------
$   7,000  Hawaii State, Series CC                            02/01/03          5.000%           $    7,118,989
---------------------------------------------------------------------------------------------------------------
  IDAHO--0.76%
---------------------------------------------------------------------------------------------------------------
   14,000  Idaho State Tax Anticipation Notes                 06/30/03          3.000                14,188,160
---------------------------------------------------------------------------------------------------------------
   10,600  Power County Pollution Control
           Revenue (FMC Corp. Project)                               A          1.800                10,600,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     24,788,160
===============================================================================================================
  ILLINOIS--11.64%
---------------------------------------------------------------------------------------------------------------
    3,000  Chicago Illinois Board of Education
           (Floating Rate Certificates), Series 467                  A          1.310                 3,000,000
---------------------------------------------------------------------------------------------------------------
    9,500  Chicago Illinois Metropolitan Water
           Reclamation District (Limited Tax
           Capital Improvement), Series B                     12/01/02          5.000                 9,638,363
---------------------------------------------------------------------------------------------------------------
    7,000  Chicago Illinois Metropolitan Water
           Reclamation District Refunding,
           Series A                                                  A          1.200                 7,000,000
---------------------------------------------------------------------------------------------------------------
   26,500  Chicago Illinois Metropolitan Water
           Reclamation District Refunding,
           Series B                                                  A          1.200                26,500,000
---------------------------------------------------------------------------------------------------------------
    1,700  Chicago Illinois O'Hare International
           Airport Revenue (American Airlines, Inc.),
           Series B                                                  A          1.850                 1,700,000
---------------------------------------------------------------------------------------------------------------
   24,400  Chicago Illinois O'Hare International
           Airport Pollution Control Revenue
           (American Airlines, Inc.), Series C                       A          1.850                24,400,000
---------------------------------------------------------------------------------------------------------------
   17,400  Chicago Illinois O'Hare International
           Airport Revenue (American Airlines, Inc.),
           Series D                                                  A          1.850                17,400,000
---------------------------------------------------------------------------------------------------------------
   39,170  Chicago Illinois O'Hare International
           Airport Revenue, Series C                                 A          1.200                39,170,000
---------------------------------------------------------------------------------------------------------------
   16,020  Illinois Development Finance
           Authority Multi-Family Revenue
           Refunding (Orleans Illinois Project)                      A          1.250                16,020,000
---------------------------------------------------------------------------------------------------------------
   23,200  Illinois Development Finance
           Authority Pollution Control Revenue
           (Commonwealth Edison)                                     A          1.250                23,200,000
---------------------------------------------------------------------------------------------------------------

                                       19

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$  11,400  Illinois Development Finance Authority
           Revenue (Chicago Symphony Orchestra)                      A          1.200%           $   11,400,000
---------------------------------------------------------------------------------------------------------------
    7,800  Illinois Development Finance Authority
           Revenue (Evanston Northwestern),
           Series A                                                  A          1.250                 7,800,000
---------------------------------------------------------------------------------------------------------------
   14,100  Illinois Development Finance Authority
           Revenue (Francis W. Parker School
           Project)                                                  A          1.200                14,100,000
---------------------------------------------------------------------------------------------------------------
    5,445  Illinois Development Finance Authority
           Revenue (Jewish Federation Project)                       A          1.300                 5,445,000
---------------------------------------------------------------------------------------------------------------
    5,200  Illinois Development Finance Authority
           Revenue (YMCA Metropolitan Chicago
           Project)                                                  A          1.850                 5,200,000
---------------------------------------------------------------------------------------------------------------
    9,000  Illinois Educational Facilities Authority
           Revenue (Field Museum)                             08/28/02          1.400                 9,000,000
---------------------------------------------------------------------------------------------------------------
    4,745  Illinois Educational Facilities Authority
           Revenue (Northwestern University)                         A          1.300                 4,745,000
---------------------------------------------------------------------------------------------------------------
   15,000  Illinois Health Facilities Authority
           Revenue (Evanston Hospital)                        11/14/02          1.650                15,000,000
---------------------------------------------------------------------------------------------------------------
    3,400  Illinois Health Facilities Authority
           Revenue (Elmhurst Memorial Hospital),
           Series A                                                  A          2.030                 3,400,000
---------------------------------------------------------------------------------------------------------------
    2,400  Illinois Health Facilities Authority
           Revenue (Elmhurst Memorial Hospital),
           Series B                                                  A          1.950                 2,400,000
---------------------------------------------------------------------------------------------------------------
    5,380  Illinois Health Facilities Authority
           Revenue (Loyola University Health
           Systems), Series B                                        A          1.200                 5,380,000
---------------------------------------------------------------------------------------------------------------
    7,700  Illinois Health Facilities Authority
           Revenue (OSF Healthcare Systems)                          A          1.900                 7,700,000
---------------------------------------------------------------------------------------------------------------
    8,000  Illinois Health Facilities Authority
           Revenue Pooled Loan, Series C                             A          1.300                 8,000,000
---------------------------------------------------------------------------------------------------------------
    3,200  Illinois Health Facilities Authority
           Revenue (University of Chicago Hospital)                  A          1.850                 3,200,000
---------------------------------------------------------------------------------------------------------------
   10,000  Illinois Health Facilities Authority
           Revenue (University of Chicago
           Hospitals Project), Series C                              A          1.800                10,000,000
---------------------------------------------------------------------------------------------------------------
   29,710  Illinois Health Facilities Authority
           Revenue Refunding (Advocate Health
           Care), Series B                                           A          1.400                29,710,000
---------------------------------------------------------------------------------------------------------------

                                       20

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$  13,540  Illinois Health Facilities Authority
           Revenue Refunding (Southern Illinois
           Healthcare), Series B                                     A          1.350%           $   13,540,000
---------------------------------------------------------------------------------------------------------------
    5,285  Illinois Housing Development Authority
           Multi-Family Revenue (Lakeshore Plaza),
           Series A                                                  A          1.200                 5,285,000
---------------------------------------------------------------------------------------------------------------
   33,600  Illinois Toll and Highway Authority                       A          1.200                33,600,000
---------------------------------------------------------------------------------------------------------------
   16,000  Lisle Illinois Multi-Family Revenue
           Housing (Four Lakes Phase V)                              A          1.200                16,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    378,933,363
===============================================================================================================
  INDIANA--2.31%
---------------------------------------------------------------------------------------------------------------
   11,600  Indiana Health Facility Financing
           Authority Hospital Revenue
           (Aces Rehabilation Hospital)                              A          1.300                11,600,000
---------------------------------------------------------------------------------------------------------------
    5,000  Indiana Health Facility Financing
           Authority Revenue (Ascension Health
           Credit Group), Series A-2                          07/03/03          1.830                 5,000,000
---------------------------------------------------------------------------------------------------------------
    4,000  Indiana Municipal Power Supply
           Systems Revenue Refunding, Series A                       A          1.250                 4,000,000
---------------------------------------------------------------------------------------------------------------
    8,200  Indiana State Educational Facilities
           Authority Revenue (University of
           Notre Dame)                                               A          1.150                 8,200,000
---------------------------------------------------------------------------------------------------------------
   11,700  Indianapolis Independent Local Public
           Improvement Bond Bank Notes,
           Series A                                           01/09/03          2.375                11,753,935
---------------------------------------------------------------------------------------------------------------
    4,000  Indianapolis Independent Local Public
           Improvement Bond Bank Notes,
           Series F                                           07/09/02          2.400                 4,000,711
---------------------------------------------------------------------------------------------------------------
    1,000  Ivy Tech State College Independent
           (Student Fee Services), Series F                   07/01/02          4.750                 1,000,000
---------------------------------------------------------------------------------------------------------------
   29,500  St. Joseph County Educational
           Facilities Revenue (University of
           Notre Dame)                                               A          1.100                29,500,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     75,054,646
===============================================================================================================
  IOWA--0.86%
---------------------------------------------------------------------------------------------------------------
    1,960  Iowa Finance Authority Revenue
           (Burlington Medical Center)                               A          1.900                 1,960,000
---------------------------------------------------------------------------------------------------------------

                                       21

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$   5,100  Iowa Finance Authority Wellness
           Facility Revenue (Community Y
           Marshalltown Project)                                     A          1.300%           $    5,100,000
---------------------------------------------------------------------------------------------------------------
   18,100  Iowa Higher Education Loan
           Authority Revenue (Aces Education
           Loan Private College)                                     A          1.350                18,100,000
---------------------------------------------------------------------------------------------------------------
    3,000  Iowa Higher Education Loan Authority
           Revenue (Palmer Chiropractic University)                  A          1.950                 3,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     28,160,000
===============================================================================================================
  KANSAS--0.09%
---------------------------------------------------------------------------------------------------------------
    2,850  Kansas State Development Finance
           Authority Revenue (Village Shalom
           Obligation Group), Series BB                              A          1.850                 2,850,000
===============================================================================================================
  KENTUCKY--0.60%
---------------------------------------------------------------------------------------------------------------
   12,000  Kentucky Interlocal School
           Transportation Association Tax and
           Revenue Anticipation Notes                         06/30/03          3.000                12,160,080
---------------------------------------------------------------------------------------------------------------
    7,500  Kentucky State Property & Buildings
           Commission Revenue (Refunding
           Project #72)                                       10/01/02          4.000                 7,532,503
---------------------------------------------------------------------------------------------------------------
                                                                                                     19,692,583
===============================================================================================================
  LOUISIANA--2.61%
---------------------------------------------------------------------------------------------------------------
    9,700  Calcasieu Parish Industrial
           Development Board Pollution Control
           Revenue (Citgo Petrol Corp.)                              A          1.350                 9,700,000
---------------------------------------------------------------------------------------------------------------
   18,500  Louisiana Offshore Terminal
           Authority Deepwater                                       A          1.250                18,500,000
---------------------------------------------------------------------------------------------------------------
   12,000  Louisiana Public Facilities Authority
           Pollution Control Revenue (Ciba Geigy)                    A          1.200                12,000,000
---------------------------------------------------------------------------------------------------------------
   16,760  Louisiana Public Facilities Authority
           Revenue (College and University
           Equipment and Capital), Series A                          A          1.250                16,760,000
---------------------------------------------------------------------------------------------------------------
    8,300  Louisiana State Correctional Facilities
           Corp. Lease Revenue Refunding                      12/15/02          5.550                 8,443,913
---------------------------------------------------------------------------------------------------------------
    3,500  Louisiana State Offshore Terminal
           Authority Deepwater Port Revenue
           Refunding (1st Stage A-Loop, Inc.)                        A          1.850                 3,500,000
---------------------------------------------------------------------------------------------------------------

                                       22

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
  $16,100  South Louisiana Port Commission
           Marine Terminal Facilities Revenue
           (Occidental Petroleum)                                    A          1.250%           $   16,100,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     85,003,913
===============================================================================================================
  MARYLAND--3.80%
---------------------------------------------------------------------------------------------------------------
   18,150  Baltimore Maryland Industrial
           Development Authority (Baltimore
           Capital Acquistion)                                       A          1.200                18,150,000
---------------------------------------------------------------------------------------------------------------
    4,000  Maryland Health and Higher
           Education (John Hopkins), Series C                 09/20/02          1.400                 4,000,000
---------------------------------------------------------------------------------------------------------------
   28,900  Maryland Health and Higher
           Educational Facilities Authority
           (Pooled Loan Program), Series A                           A          1.200                28,900,000
---------------------------------------------------------------------------------------------------------------
   29,675  Maryland Health and Higher
           Educational Facilities Authority
           (Pooled Loan Program), Series B                           A          1.200                29,675,000
---------------------------------------------------------------------------------------------------------------
   22,405  Maryland Health and Higher
           Educational Facilities Authority
           (Pooled Loan Program), Series D                           A          1.200                22,405,000
---------------------------------------------------------------------------------------------------------------
    4,915  Maryland State Economic
           Development Corp. Economic
           Development Revenue (Soccer Project)                      A          1.250                 4,915,000
---------------------------------------------------------------------------------------------------------------
    6,310  Northeast Maryland Waste Disposal
           Authority Resources Recovery Revenue
           Refunding (Hartford County Resources)                     A          1.100                 6,310,000
---------------------------------------------------------------------------------------------------------------
    9,200  University of Maryland Equipment
           Tender Notes                                              A          1.200                 9,200,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    123,555,000
===============================================================================================================
  MASSACHUSETTS--4.49%
---------------------------------------------------------------------------------------------------------------
   10,800  Boston Water and Sewer
           Commission Revenue, Series A                              A          1.050                10,800,000
---------------------------------------------------------------------------------------------------------------
    1,300  Massachusetts State (Central Artery),
           Series A                                                  A          1.900                 1,300,000
---------------------------------------------------------------------------------------------------------------
   14,650  Massachusetts State Health and
           Educational Facilities Authority
           Revenue (Partners Healthcare
           System), Series P-2                                       A          1.200                14,650,000
---------------------------------------------------------------------------------------------------------------

                                       23

PRINCIPAL
  AMOUNT                                                      MATURITY          INTEREST
  (000)                                                         DATES            RATES                VALUE
---------------------------------------------------------------------------------------------------------------
  $10,000  Massachusetts State Health and
           Educational Facilities Authority
           Revenue (Bentley College)                                 A          1.250%           $   10,000,000
---------------------------------------------------------------------------------------------------------------
   25,300  Massachusetts State Water
           Resources Authority Refunding
           (General Multi-Modal), Series B                           A          1.150                25,300,000
---------------------------------------------------------------------------------------------------------------
   20,900  Massachusetts State Water
           Resources Authority Refunding
           (General Multi-Modal), Series C                           A          1.150                20,900,000
---------------------------------------------------------------------------------------------------------------
   23,500  Massachusetts State Water
           Resources Authority Refunding
           (General Mutli-Modal),                             07/17/02 to       1.500 to
           Subseries B                                        07/23/02          1.550                23,500,000
---------------------------------------------------------------------------------------------------------------
   34,000  Route 3 North Transport
           Improvement Associates Lease
           Revenue (Demand Obligation
           Bond), Series B                                           A          1.200                34,000,000
---------------------------------------------------------------------------------------------------------------
    5,790  Worcester Massachusetts
           Regional Transport Authority
           Revenue Anticipation Notes                         06/30/03          2.250                 5,823,872
---------------------------------------------------------------------------------------------------------------
                                                                                                    146,273,872
===============================================================================================================
  MICHIGAN--3.88%
---------------------------------------------------------------------------------------------------------------
    9,960  Detroit Michigan Sewage Disposal
           Revenue Refunding, Series B                               A          1.250                 9,960,000
---------------------------------------------------------------------------------------------------------------
    8,200  Michigan State Grant Anticipation Notes,
           Series B                                                  A          1.200                 8,200,000
---------------------------------------------------------------------------------------------------------------
   15,000  Michigan State Building Authority
           Revenue, Series I                                  10/01/02          5.875                15,455,610
---------------------------------------------------------------------------------------------------------------
    4,000  Michigan State Housing
           Development Authority (Shoal Creek)                       A          1.200                 4,000,000
---------------------------------------------------------------------------------------------------------------
   16,800  Michigan State Housing
           Development Authority, Series 2000-A                      A          1.250                16,800,000
---------------------------------------------------------------------------------------------------------------
    5,400  Northville Township Economic
           Development Corp. Ltd. Obligation
           Revenue (Thrifty Northville, Inc. Project)                A          1.375                 5,400,000
---------------------------------------------------------------------------------------------------------------
    4,000  University of Michigan Revenue
           (University Hospital), Series A                           A          1.800                 4,000,000
---------------------------------------------------------------------------------------------------------------

                                       24

PRINCIPAL
  AMOUNT                                                      MATURITY          INTEREST
  (000)                                                         DATES            RATES                VALUE
---------------------------------------------------------------------------------------------------------------
$   6,700  University of Michigan Revenue
           (University Medical Service Plan),
           Series A                                                  A          1.800%           $    6,700,000
---------------------------------------------------------------------------------------------------------------
   40,670  University of Michigan Revenue
           Refunding (University Hospital),
           Series A                                                  A          1.800                40,670,000
---------------------------------------------------------------------------------------------------------------
   14,970  University of Michigan Revenue
           Refunding (University Medical Service
           Plan), Series A1                                          A          1.800                14,970,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    126,155,610
===============================================================================================================
  MINNESOTA--0.57%
---------------------------------------------------------------------------------------------------------------
    5,555  Minnesota School Districts Tax and
           Aid Anticipation Borrowing Program
           Certificates (Aid Anticipation
           Certificates of Indebtedness ), Series A           08/27/02          3.250                 5,560,058
---------------------------------------------------------------------------------------------------------------
    9,000  Minnesota State General Obligation
           Bond                                               10/01/02          5.000                 9,078,254
---------------------------------------------------------------------------------------------------------------
    4,000  Rochester Minnesota Health and
           Educational Facility (Mayo Clinic)                 07/22/02          1.500                 4,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     18,638,312
===============================================================================================================
  MISSISSIPPI--0.88%
---------------------------------------------------------------------------------------------------------------
    3,000  Canton Industrial Development
           Revenue Refunding (Levi Strauss &
           Co. Project)                                              A          1.300                 3,000,000
---------------------------------------------------------------------------------------------------------------
   19,100  Harrison County Pollution Control
           Revenue (DuPont)                                          A          1.800                19,100,000
---------------------------------------------------------------------------------------------------------------
    6,600  Mississippi Business Finance Corp.
           Revenue (Mississippi College)                             A          1.250                 6,600,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     28,700,000
===============================================================================================================
  MISSOURI--2.00%
---------------------------------------------------------------------------------------------------------------
    2,600  Kansas City Industrial Development
           Authority Hospital Revenue
           (Research Health Services Systems)                        A          2.000                 2,600,000
---------------------------------------------------------------------------------------------------------------
   16,000  Missouri Health and Educational
           Facilities Authority Revenue (Medical
           Research Facilities Stowers), Series A                    A          1.250                16,000,000
---------------------------------------------------------------------------------------------------------------

                                       25

PRINCIPAL
  AMOUNT                                                      MATURITY          INTEREST
  (000)                                                         DATES            RATES                VALUE
---------------------------------------------------------------------------------------------------------------
$  14,000  Missouri State Health and Educational
           Facilities Authority Revenue (Assemblies
           of God College)                                           A          1.250%           $   14,000,000
---------------------------------------------------------------------------------------------------------------
   14,800  Missouri State Health and Educational
           Facilities Authority Revenue (Medical
           Research Facilities Stowers)                              A          1.250                14,800,000
---------------------------------------------------------------------------------------------------------------
    6,295  Missouri State Health and Educational
           Facilities Authority Revenue (St. Francis
           Medical Center), Series A                                 A          1.850                 6,295,000
---------------------------------------------------------------------------------------------------------------
    5,570  St. Charles County Missouri Industrial
           Development Authority Revenue
           Refunding (Casalon Apartments Project)                    A          1.200                 5,570,000
---------------------------------------------------------------------------------------------------------------
    6,000  St. Charles County Missouri Industrial
           Development Authority Revenue
           Refunding (Remington Apartments
           Project)                                                  A          1.200                 6,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     65,265,000
===============================================================================================================
  NEBRASKA--0.89%
---------------------------------------------------------------------------------------------------------------
    3,000  Lancaster County Nebraska Hospital
           Authority (Immanuel Health Systems),
           Series A                                                  A          1.900                 3,000,000
---------------------------------------------------------------------------------------------------------------
   21,100  Nebraska Help Increase Nebraska
           Revenue (Multiple Mode Student
           Loan), Series E                                           A          1.250                21,100,000
---------------------------------------------------------------------------------------------------------------
    2,000  Nebraska Public Power District
           Revenue (Power Supply Systems)                     01/01/03          6.125                 2,080,461
---------------------------------------------------------------------------------------------------------------
    2,800  Nebraska Public Power District
           Revenue (Power Supply Systems),
           Series B                                           01/01/03          5.250                 2,900,506
---------------------------------------------------------------------------------------------------------------
                                                                                                     29,080,967
===============================================================================================================
  NEVADA--1.13%
---------------------------------------------------------------------------------------------------------------
   25,210  Clark County Airport Improvement
           Revenue                                                   A          1.200                25,210,000
---------------------------------------------------------------------------------------------------------------
    5,525  Clark County Passenger Facility
           (McCarran International Airport),
           Series A                                           07/01/02          6.000                 5,635,500
---------------------------------------------------------------------------------------------------------------
    6,000  Las Vegas Valley Water, Series A                   07/19/02          1.400                 6,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     36,845,500
===============================================================================================================

                                       26

PRINCIPAL
  AMOUNT                                                      MATURITY          INTEREST
  (000)                                                         DATES            RATES                VALUE
---------------------------------------------------------------------------------------------------------------
  NEW HAMPSHIRE--1.45%
---------------------------------------------------------------------------------------------------------------
$   4,000  Belknap County New Hampshire
           Tax Anticipation Notes                             12/27/02          2.600%           $    4,015,402
---------------------------------------------------------------------------------------------------------------
    4,000  Claremont New Hampshire Tax
           Anticipation Notes                                 12/27/02          2.500                 4,007,666
---------------------------------------------------------------------------------------------------------------
   13,800  New Hampshire Business Finance
           Authority Resource Recovery
           Revenue (Wheelabrator), Series A                          A          1.250                13,800,000
---------------------------------------------------------------------------------------------------------------
    5,900  New Hampshire Higher Educational
           and Health Facilities Authority
           Revenue (Mary Hitchcock), Series 85-H                     A          1.200                 5,900,000
---------------------------------------------------------------------------------------------------------------
   19,525  New Hampshire Housing Finance
           Authority Multi-Family Revenue
           (EQR Bond Partnership Project)                            A          1.200                19,525,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     47,248,068
===============================================================================================================
  NEW JERSEY--0.49%
---------------------------------------------------------------------------------------------------------------
    5,000  Essex County New Jersey Bond
           Anticipation Notes, Series A                       08/08/02          3.250                 5,002,785
---------------------------------------------------------------------------------------------------------------
    7,855  New Jersey Economic Development
           Authority Mortgage Gross Revenue,
           Series N3 Registered D                                    A          1.150                 7,855,000
---------------------------------------------------------------------------------------------------------------
    3,000  New Jersey State Educational Facilities
           Authority Revenue (College of
           New Jersey), Series A                                     A          1.150                 3,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     15,857,785
===============================================================================================================
  NEW MEXICO--0.95%
---------------------------------------------------------------------------------------------------------------
    2,100  Hurley New Mexico Pollution
           Control Revenue (Kennecott Santa Fe)                      A          1.850                 2,100,000
---------------------------------------------------------------------------------------------------------------
   18,000  New Mexico State Tax and Revenue
           Anticipation Notes                                 06/30/03          3.000                18,262,620
---------------------------------------------------------------------------------------------------------------
   10,405  University of New Mexico University
           Revenue                                                   A          1.200                10,405,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     30,767,620
===============================================================================================================

                                       27

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
  NEW YORK--1.23%
---------------------------------------------------------------------------------------------------------------
$   5,000  New York City Transitional Finance
           Authority Revenue (New York City
           Recovery Notes), Series A                          10/02/02          3.250%           $    5,013,963
---------------------------------------------------------------------------------------------------------------
   30,000  New York City Transitional Finance
           Authority Revenue Bond Anticipation
           Notes, Series 3                                    11/13/02          2.750                30,097,985
---------------------------------------------------------------------------------------------------------------
    5,000  West Irondequoit New York Central
           School District Bond Anticipation
           Notes                                              07/12/02          3.000                 5,000,586
---------------------------------------------------------------------------------------------------------------
                                                                                                     40,112,534
===============================================================================================================
  NORTH CAROLINA--5.11%
---------------------------------------------------------------------------------------------------------------
    4,300  Mecklenburg County North
           Carolina Lease Revenue (The Young
           Mens Christian Association)                               A          1.250                 4,300,000
---------------------------------------------------------------------------------------------------------------
   10,675  North Carolina Educational Facilities
           Finance Agency Revenue (Guilford
           College)                                                  A          1.250                10,675,000
---------------------------------------------------------------------------------------------------------------
   24,000  North Carolina Educational Facility
           (Bowman Grey School Medical Project)                      A          1.290                24,000,000
---------------------------------------------------------------------------------------------------------------
   19,740  North Carolina Educational Facility
           (Duke University Project), Series A                       A          1.000                19,740,000
---------------------------------------------------------------------------------------------------------------
   14,000  North Carolina Educational Facility
           (Duke University Project), Series B                       A          1.000                14,000,000
---------------------------------------------------------------------------------------------------------------
   11,850  North Carolina Educational Facility
           (Elon College)                                            A          1.250                11,850,000
---------------------------------------------------------------------------------------------------------------
    7,045  North Carolina Educational Facility
           Finance Agency Revenue, (Providence Day)                  A          1.250                 7,045,000
---------------------------------------------------------------------------------------------------------------
    7,850  North Carolina Medical Care
           Commission Hospital Revenue
           (Duke University Hospital), Series A                      A          1.200                 7,850,000
---------------------------------------------------------------------------------------------------------------
   14,650  North Carolina Medical Care
           Commission Hospital Revenue
           (Duke University Hospital), Series B                      A          1.200                14,650,000
---------------------------------------------------------------------------------------------------------------
   10,000  North Carolina State (Public
           Improvement Bond), Series F                               A          1.200                10,000,000
---------------------------------------------------------------------------------------------------------------

                                       28

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$   7,300  North Carolina State University
           Raleigh Revenue (Centennial
           Campus), Series A                                         A          1.150%           $    7,300,000
---------------------------------------------------------------------------------------------------------------
    7,600  Union County Industrial Facilities
           and Pollution Control Revenue
           Financing Authority (Square D Co.
           Project)                                                  A          1.300                 7,600,000
---------------------------------------------------------------------------------------------------------------
    4,150  University of North Carolina Chapel
           Hill Foundation, Inc. Certificates of
           Participation                                             A          1.000                 4,150,000
---------------------------------------------------------------------------------------------------------------
   11,375  University of North Carolina Hospital
           Chapel Hill Revenue Refunding,
           Series B                                                  A          1.850                11,375,000
---------------------------------------------------------------------------------------------------------------
   11,710  University of North Carolina
           University Revenue, Series B                              A          1.000                11,710,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    166,245,000
===============================================================================================================
  OHIO--4.36%
---------------------------------------------------------------------------------------------------------------
    9,600  Cleveland Ohio Airport Systems
           Revenue, Series C                                         A          1.150                 9,600,000
---------------------------------------------------------------------------------------------------------------
   18,900  Columbus Sewer Revenue                                    A          1.200                18,900,000
---------------------------------------------------------------------------------------------------------------
   17,935  Cuyahoga County Hospital Revenue
           (Cleveland Clinic Foundation), Series A                   A          1.250                17,935,000
---------------------------------------------------------------------------------------------------------------
    3,840  Cuyahoga County Hospital Revenue
           (Cleveland Orchestra Project)                             A          1.800                 3,840,000
---------------------------------------------------------------------------------------------------------------
    6,000  Cuyahoga County Hospital Revenue
           (University Hospital Health Center)                       A          1.300                 6,000,000
---------------------------------------------------------------------------------------------------------------
   12,595  Franklin County Hospital Revenue
           Refunding (U.S. Health Corp.), Series A                   A          1.250                12,595,000
---------------------------------------------------------------------------------------------------------------
   11,650  Franklin County Hospital Revenue
           Refunding (U.S. Health Corp.), Series B                   A          1.250                11,650,000
---------------------------------------------------------------------------------------------------------------
   11,000  Franklin County Ohio Hospital Revenue
           Subordinated (Doctors Ohio Health), Series B              A          1.300                11,000,000
---------------------------------------------------------------------------------------------------------------
    7,250  Mahoning County Ohio Housing Revenue
           (Youngstown State University Project)                     A          1.200                 7,250,000
---------------------------------------------------------------------------------------------------------------
   14,200  Ohio State Air Quality
           Development Authority Revenue
           Refunding (Ohio Edison Project),
           Series A                                                  A          1.200                14,200,000
---------------------------------------------------------------------------------------------------------------

                                       29

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$   1,400  Ohio State Air Quality
           Development Authority Revenue
           Refunding (Ohio Edison Project),
           Series C                                                  A          1.800%           $    1,400,000
---------------------------------------------------------------------------------------------------------------
    2,350  Ohio State Public Facilities
           Commission (Higher Education
           Capital Facilities), Series II-C                   12/01/02          5.500                 2,383,963
---------------------------------------------------------------------------------------------------------------
   15,400  Ohio State Water Development
           Authority Pollution Control Facilities
           Revenue Refunding (Toledo Edison
           Co. Project), Series A                                    A          1.800                15,400,000
---------------------------------------------------------------------------------------------------------------
    9,800  Toledo Ohio City Services Special
           Assessment Notes                                          A          1.300                 9,800,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    141,953,963
===============================================================================================================
  OREGON--0.48%
---------------------------------------------------------------------------------------------------------------
    4,900  Marion & Polk Counties Oregon
           School District No. 24J                            10/01/02          6.000                 4,946,535
---------------------------------------------------------------------------------------------------------------
    4,000  Oregon State Housing and
           Community Services Deposit
           (Single Family Mortgage), Series M                 09/12/02          2.550                 4,000,000
---------------------------------------------------------------------------------------------------------------
    6,700  Portland Oregon Multi-Family
           Revenue (South Park Block Project),
           Series A                                                  A          1.400                 6,700,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     15,646,535
===============================================================================================================
  PENNSYLVANIA--4.49%
---------------------------------------------------------------------------------------------------------------
    9,000  Allegheny County Tax and Revenue
           Anticipation Notes, Series B                       12/20/02          3.250                 9,045,845
---------------------------------------------------------------------------------------------------------------
    3,400  Beaver County Industrial
           Development Authority Pollution
           Control Revenue Refunding
           (Duquesne Light Co.), Series B                            A          1.250                 3,400,000
---------------------------------------------------------------------------------------------------------------
   15,000  Delaware County Authority
           Hospital Revenue (Crozer-Chester
           Medical Center)                                           A          1.250                15,000,000
---------------------------------------------------------------------------------------------------------------
   20,900  Delaware Valley Regional Finance
           Authority (Local Government Revenue)                      A          1.250                20,900,000
---------------------------------------------------------------------------------------------------------------
    4,065  Neshaminy Pennsylvania School
           District                                           08/15/02          6.300                 4,088,721
---------------------------------------------------------------------------------------------------------------

                                       30

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$  27,200  Pennsylvania Higher Educational
           Facilities Authority Revenue
           (University of Pennslyvania Health
           Services), Series B                                       A          1.150%           $   27,200,000
---------------------------------------------------------------------------------------------------------------
    2,850  Philadelphia Authority for Industrial
           Development Revenue (Fox Chase
           Cancer Center Project)                                    A          1.850                 2,850,000
---------------------------------------------------------------------------------------------------------------
   10,000  Philadelphia Authority for Industrial
           Development Revenue (Regional
           Performing Arts Center Project)                           A          1.200                10,000,000
---------------------------------------------------------------------------------------------------------------
   11,470  Philadelphia Hospital and Higher
           Education Facilities Authority Revenue
           (Jefferson Health Systems), Series B               03/27/03          2.350                11,470,000
---------------------------------------------------------------------------------------------------------------
   12,900  Schuylkill County Industrial
           Development Authority Resources
           Recovery Refunding (Northeastern
           Power Co.), Series A                                      A          1.800                12,900,000
---------------------------------------------------------------------------------------------------------------
   14,200  University of Pittsburgh of the
           Commonwealth Systems of Higher
           Education                                                 A          1.150                14,200,000
---------------------------------------------------------------------------------------------------------------
   15,000  York General Authority Revenue
           (Pooled Financing Subordinated),
           Series B                                                  A          1.250                15,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    146,054,566
===============================================================================================================
 PUERTO RICO--0.92%
---------------------------------------------------------------------------------------------------------------
   30,000  Puerto Rico Commonwealth Tax
           and Revenue Anticipation Notes                     07/30/02          3.000                30,019,965
===============================================================================================================
 SOUTH CAROLINA--2.07%
---------------------------------------------------------------------------------------------------------------
   10,000  Piedmont Municipal Power Agency
           South Carolina Electric Revenue
           Refunding, Series A                                       A          1.250                10,000,000
---------------------------------------------------------------------------------------------------------------
   11,600  Piedmont Municipal Power Agency
           South Carolina Electric Revenue
           Refunding, Series D                                       A          1.200                11,600,000
---------------------------------------------------------------------------------------------------------------
   10,000  Rock Hill South Carolina Utility
           Systems Revenue, Series B                                 A          1.200                10,000,000
---------------------------------------------------------------------------------------------------------------
    5,900  South Carolina Jobs Economic
           Development Authority (YMCA
           Greenville Project)                                       A          1.300                 5,900,000
---------------------------------------------------------------------------------------------------------------

                                       31

PRINCIPAL
  AMOUNT                                                      MATURITY       INTEREST
  (000)                                                         DATES          RATES                  VALUE
---------------------------------------------------------------------------------------------------------------
$  29,740  South Carolina Jobs Economic
           Development Authority Hospital
           Facilities Revenue (Baptist                                          1.200 to
           Healthcare Systems)                                       A          1.250%           $   29,740,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     67,240,000
===============================================================================================================
 SOUTH DAKOTA--0.16%
---------------------------------------------------------------------------------------------------------------
    5,100  Lawrence County Pollution
           Control Revenue Refunding
           (Homestake Mining), Series B                              A          1.750                 5,100,000
===============================================================================================================
 TENNESSEE--2.62%
---------------------------------------------------------------------------------------------------------------
    4,000  Metropolitan Nashville Airport Authority                  A          1.300                 4,000,000
---------------------------------------------------------------------------------------------------------------
    5,900  Metropolitan Nashville Airport
           Authority Special Facilities
           Revenue (American Airlines Project),
           Series A                                                  A          1.750                 5,900,000
---------------------------------------------------------------------------------------------------------------
    2,400  Metropolitan Nashville Airport
           Authority Special Facilities
           Revenue (American Airlines Project),
           Series B                                                  A          1.750                 2,400,000
---------------------------------------------------------------------------------------------------------------
    9,000  Metropolitan Nashville and
           Davidson County Health and
           Educational Facilities Board
           Revenue (Ascension Health
           Credit), Series B-1                                07/02/02          1.600 to
                                                                                1.650                 9,000,000
---------------------------------------------------------------------------------------------------------------
    9,910  Metropolitan Nashville and
           Davidson County Health and
           Educational Facilities Board
           Revenue (Vanderbilt University)                           A          1.250                 9,910,000
---------------------------------------------------------------------------------------------------------------
    8,600  Metropolitan Nashville and
           Davidson Industrial (Timberlake)                          A          1.400                 8,600,000
---------------------------------------------------------------------------------------------------------------
   19,670  Montgomery County Public Building
           Authority Revenue (Pooled Loan)                           A          1.250                19,670,000
---------------------------------------------------------------------------------------------------------------
   10,120  Shelby County, Series A                                   A          1.300                10,120,000
---------------------------------------------------------------------------------------------------------------
    5,700  Signal Mountain Tennessee Health
           Educational and Housing Facilities
           Board Revenue Refunding (Alexian
           Village)                                                  A          1.330                 5,700,000
---------------------------------------------------------------------------------------------------------------

                                       32

PRINCIPAL
  AMOUNT                                                    MATURITY         INTEREST
  (000)                                                       DATES            RATES                  VALUE
---------------------------------------------------------------------------------------------------------------
$  10,000  Tusculum Health Educational &
           Housing Board Educational Facilities
           Revenue (Tusculum College Project)                        A          1.250%           $   10,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     85,300,000
===============================================================================================================
 TEXAS--8.70%
---------------------------------------------------------------------------------------------------------------
    2,700  Bell County Health Facilities
           Development Corp. (Scott & White
           Hospital), Series 2                                       A          1.850                 2,700,000
---------------------------------------------------------------------------------------------------------------
    1,200  Bell County Health Facilities
           Development Corp. (Scott & White
           Hospital), Series B-1                                     A          1.850                 1,200,000
---------------------------------------------------------------------------------------------------------------
    5,590  Bexar County Health Facilities
           Development (Army Retirement
           Foundation)                                               A          1.300                 5,590,000
---------------------------------------------------------------------------------------------------------------
   24,000  Bexar County Metropolitan Water                    07/15/02 to       1.400 to
           District Revenue Bonds                             08/12/02          1.500                24,000,000
---------------------------------------------------------------------------------------------------------------
   12,000  Fort Bend County Texas General
           Obligation Bond                                    09/01/02          6.750                12,100,541
---------------------------------------------------------------------------------------------------------------
   12,800  Georgetown Higher Education
           Finance Corp. (Southwestern
           University)                                               A          1.250                12,800,000
---------------------------------------------------------------------------------------------------------------
   10,300  Guadalupe Blanco River Authority
           (Central Texas Tax Power)                                 A          1.800                10,300,000
---------------------------------------------------------------------------------------------------------------
    6,225  Gulf Coast Waste Disposal Authority
           Pollution Control Revenue (Exxon
           Project)                                                  A          1.800                 6,225,000
---------------------------------------------------------------------------------------------------------------
    3,460  Harris County Toll Road, Senior Lien               11/15/02          1.450                 3,460,000
---------------------------------------------------------------------------------------------------------------
   19,100  Harris County Health Facilities
           Development Corp. Revenue
           (St. Luke's Episcopal Hospital),
           Series B                                                  A          1.850                19,100,000
---------------------------------------------------------------------------------------------------------------
   10,000  Harris County Industrial Development
           Corp. Revenue Refunding (Baytank
           Houston, Inc. Project)                                    A          1.250                10,000,000
---------------------------------------------------------------------------------------------------------------
    4,115  Harris County Texas, Series N1
           Registered D                                              A          1.350                 4,115,000
---------------------------------------------------------------------------------------------------------------
   32,115  Harris County Toll Roads                                  A          1.150                32,115,000
---------------------------------------------------------------------------------------------------------------

                                       33

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$  15,725  Houston Texas Housing Finance Corp.
           (Palm Center Apartments), Series A                        A          1.250%           $   15,725,000
---------------------------------------------------------------------------------------------------------------
   10,000  Houston Water & Sewer Authority                    08/15/02          1.350                10,000,000
---------------------------------------------------------------------------------------------------------------
    5,500  Midlothian Industrial Development
           Corp. Pollution Control Revenue
           (Bow Crow Cement Co. Project)                             A          1.250                 5,500,000
---------------------------------------------------------------------------------------------------------------
    9,200  Port of Corpus Christi Authority Texas
           Refunding (Koch Refining Co. Project)                     A          1.250                 9,200,000
---------------------------------------------------------------------------------------------------------------
    4,000  Red River (Southwestern Public Service)                   A          1.400                 4,000,000
---------------------------------------------------------------------------------------------------------------
    7,010  Tarrant County Texas Housing Finance
           Corp. Revenue Refunding (Multi-Family
           Housing Apartments Project)                               A          1.400                 7,010,000
---------------------------------------------------------------------------------------------------------------
   83,000  Texas State Tax and Revenue
           Anticipation Notes, Series A                       08/29/02          3.750                83,194,214
---------------------------------------------------------------------------------------------------------------
    4,900  West Side Calhoun County
           Development (Sohio Chemical
           Co. Project)                                              A          1.850                 4,900,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    283,234,755
===============================================================================================================
 UTAH--1.41%
---------------------------------------------------------------------------------------------------------------
    3,500  Carbon County Pollution Control
           Revenue (Pacificorp Projects)                             A          1.800                  3,500,000
---------------------------------------------------------------------------------------------------------------
   22,500  Davis County School District G.O.
           Tax Anticipation Notes                             06/30/03          3.000                22,797,900
---------------------------------------------------------------------------------------------------------------
    2,800  Salt Lake County Pollution Control
           Revenue Refunding (Service Station
           Holdings Project)                                         A          1.850                 2,800,000
---------------------------------------------------------------------------------------------------------------
   16,800  Utah State, Series A                                      A          1.200                16,800,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     45,897,900
===============================================================================================================
 VERMONT--1.03%
---------------------------------------------------------------------------------------------------------------
   29,600  Vermont Educational and Health
           Buildings Financing Agency Revenue
           (Fletcher Allen Hospital), Series B                       A          1.250                29,600,000
---------------------------------------------------------------------------------------------------------------
    4,000  Vermont Educational and Health
           Buildings Financing Agency Revenue
           (Marlboro College Project), Series A                      A          1.300                 4,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     33,600,000
===============================================================================================================

                                       34

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
 VIRGINIA--1.38%
---------------------------------------------------------------------------------------------------------------
$  38,055  Loudoun County Industrial
           Development Authority (Falcons
           Landing Project)                                          A          1.250%           $   38,055,000
---------------------------------------------------------------------------------------------------------------
    7,000  Norfolk Industrial Development
           Authority Revenue (Hospital Facilities
           Childrens Project)                                        A          1.250                 7,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     45,055,000
===============================================================================================================
 WASHINGTON--5.72%
---------------------------------------------------------------------------------------------------------------
    1,855  King County Washington School
           District No. 415 Kent Refunding                    12/01/02          3.000                 1,862,659
---------------------------------------------------------------------------------------------------------------
   22,200  King County Washington Sewer
           Revenue, (Junior Lien), Series B                          A          1.250                22,200,000
---------------------------------------------------------------------------------------------------------------
    4,595  Pierce County Washington Economic
           Development Corp. Special Revenue,
           (Weyerhaeuser Real Estate)                                A          1.300                 4,595,000
---------------------------------------------------------------------------------------------------------------
   11,295  Pierce County Washington School
           District No. 010 Tacoma                            12/01/02          5.000                11,444,470
---------------------------------------------------------------------------------------------------------------
    4,000  Port of Seattle Industrial Development
           Corp. (Alaska Airlines, Inc.)                             A          1.450                 4,000,000
---------------------------------------------------------------------------------------------------------------
    5,100  Port of Vancouver Washington
           (United Grain Corp. of Oregon)                            A          1.300                 5,100,000
---------------------------------------------------------------------------------------------------------------
    4,250  Port of Vancouver Washington
           (United Grain Corp. of Oregon)                            A          1.300                 4,250,000
---------------------------------------------------------------------------------------------------------------
    9,700  Seattle Municipal Light & Power
           Revenue                                                   A          1.200                 9,700,000
---------------------------------------------------------------------------------------------------------------
   35,370  Snohomish County Public Utility
           District No. 001 Electric Revenue
           Refunding (Generation Systems),
           Series A                                                  A          1.200                35,370,000
---------------------------------------------------------------------------------------------------------------
   24,800  Snohomish Public Utility District                         A          1.200                24,800,000
---------------------------------------------------------------------------------------------------------------
    8,540  Tulalip Tribes of the Tulalip Reservation
           Washington Split Revenue                                  A          1.250                 8,540,000
---------------------------------------------------------------------------------------------------------------
    1,080  Washington State Health Care
           Facilities Authority Revenue (Fred
           Hutchinson Cancer Center)                                 A          2.050                 1,080,000
---------------------------------------------------------------------------------------------------------------
      500  Washington State Health Care
           Facilities Authority Revenue
           (Fred Hutchinson Cancer), Series B                        A          2.050                   500,000
---------------------------------------------------------------------------------------------------------------

                                       35

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$   3,845  Washington State Public Power
           Supply Systems Nuclear Project
           No. 1 Revenue Refunding,
           Series 1A-1                                               A          1.200%           $    3,845,000
---------------------------------------------------------------------------------------------------------------
   16,355  Washington State Public Power
           Supply Systems Nuclear Project
           No. 1 Revenue Refunding,
           Series 1A-3                                               A          1.250                16,355,000
---------------------------------------------------------------------------------------------------------------
    5,060  Washington State Public Power
           Supply Systems Nuclear Project
           No. 2 Revenue Refunding,
           Series 2A-1                                               A          1.200                 5,060,000
---------------------------------------------------------------------------------------------------------------
   15,000  Washington State Public Power
           Supply Systems No. 3 Electric
           Revenue Refunding, Series 3A                              A          1.300                15,000,000
---------------------------------------------------------------------------------------------------------------
   12,400  Washington State, Series VR-96B                           A          1.200                12,400,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    186,102,129
===============================================================================================================
 WISCONSIN--0.97%
---------------------------------------------------------------------------------------------------------------
    6,100  City of Oak Creek Pollution
           Control Revenue (Wisconsin
           Electric Power Co.)                                       A          1.450                 6,100,000
---------------------------------------------------------------------------------------------------------------
    3,620  Milwaukee Wisconsin Promissory
           Notes, Series B1                                   09/01/02          3.250                 3,624,744
---------------------------------------------------------------------------------------------------------------
   10,000  Wisconsin Center District Wisconsin
           Tax Revenue, Series A                                     A          1.250                10,000,000
---------------------------------------------------------------------------------------------------------------
    2,000  Wisconsin State Health and
           Education Facilities Authority
           Revenue (Gundersen Lutheran), Series A                    A          1.900                 2,000,000
---------------------------------------------------------------------------------------------------------------
   10,000  Wisconsin State Health and
           Education Facilities Authority
           Revenue (Wheaton Franciscian
           Services)                                                 A          1.330                10,000,000
---------------------------------------------------------------------------------------------------------------
                                                                                                     31,724,744
===============================================================================================================
 WYOMING--0.80%
---------------------------------------------------------------------------------------------------------------
    1,400  Lincoln County Pollution Control
           Revenue (Exxon Project)                                   A          1.800                 1,400,000
---------------------------------------------------------------------------------------------------------------
    3,160  Lincoln County Pollution Control
           Revenue (Exxon Project), Series B                         A          1.900                 3,160,000
---------------------------------------------------------------------------------------------------------------

                                       36

PRINCIPAL
  AMOUNT                                                      MATURITY        INTEREST
  (000)                                                         DATES           RATES                 VALUE
---------------------------------------------------------------------------------------------------------------
$  11,485  Lincoln County Pollution Control
           Revenue (Exxon Project), Series D                         A          1.900%           $   11,485,000
---------------------------------------------------------------------------------------------------------------
   10,000  Wyoming State Education Fund Tax
           and Revenue Anticipation Notes                     06/27/03          2.500                10,090,300
---------------------------------------------------------------------------------------------------------------
                                                                                                     26,135,300
===============================================================================================================
Total Investments (cost--$3,333,310,316 which
  approximates cost for federal income tax
  purposes)--102.39%                                                                              3,333,310,316
---------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(2.39)%                                                      (77,790,717)
---------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 3,256,257,785 shares
  of common stock outstanding equivalent to
  $1.00 per share)--100.00%                                                                      $3,255,519,599
===============================================================================================================

A Variable rate demand notes and variable rate certificates of participation are payable on demand. The interest rates shown are the current rates as of June 30, 2002, and reset periodically.

                      Weighted average maturity -- 27 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--107.91%
------------------------------------------------------------------------------------------------------------------------
$   6,000  California Community College Financing
            Tax and Revenue Anticipation Notes                          06/30/03               3.000%    $     6,077,640
------------------------------------------------------------------------------------------------------------------------
    8,393  California Educational Facilities Authority
            (Stanford University-Series L)                                     A               1.100           8,393,000
------------------------------------------------------------------------------------------------------------------------
   15,725  California Educational Facilities Authority
            (Stanford University-Series L-8)                                   A               1.100          15,725,000
------------------------------------------------------------------------------------------------------------------------
   10,704  California Health Facilities Financing
            Authority (Floating Pooled Loan
            Program-Series B)                                                  A               1.150          10,704,000
------------------------------------------------------------------------------------------------------------------------
    4,500  California Health Facilities Financing
            Authority (Hospital Adventist Health
            Systems-Series B)                                                  A               1.850           4,500,000
------------------------------------------------------------------------------------------------------------------------
    5,300  California Health Facilities Financing
            Authority (Santa Barbara
            Cottage-Series C)                                                  A               1.150           5,300,000
------------------------------------------------------------------------------------------------------------------------
   11,485  California Housing Finance Agency
            Revenue (Home Mortgage-Series I)                                   A               1.150          11,485,000
------------------------------------------------------------------------------------------------------------------------
    1,470  California Housing Finance Agency
            Revenue (Series L)                                                 A               1.150           1,470,000
------------------------------------------------------------------------------------------------------------------------
    5,500  California Infrastructure & Economic
            Development Revenue
            (Buck Institute Age Research)                                      A               1.100           5,500,000
------------------------------------------------------------------------------------------------------------------------
   24,800  California Infrastructure & Economic
            Development Revenue (Independent
            Systems Operation Corp.
            Project-Series B)                                                  A               1.250          24,800,000
------------------------------------------------------------------------------------------------------------------------
    1,900  California Pollution Control Financing
            Authority Pollution Control Revenue
            (Homestake Mining-Series 84A)                                      A               1.150           1,900,000
------------------------------------------------------------------------------------------------------------------------
      500  California Pollution Control Financing
            Authority Pollution Control Revenue
            Refunding (Exxon Mobil Project)                                    A               1.800             500,000
------------------------------------------------------------------------------------------------------------------------
   10,000  California School Cash Reserve Program
            Authority Pool (Series A)                                   07/03/03               3.000          10,130,800
------------------------------------------------------------------------------------------------------------------------
    4,905  California School Facilities Financing Corp.
            Certificates of Participation (Capital
            Improvement Financing Projects-Series A)                           A               1.150           4,905,000
------------------------------------------------------------------------------------------------------------------------
    2,395  California School Facilities Financing Corp.
            Certificates of Participation (Capital
            Improvement Financing Projects-Series B)                           A               1.150           2,395,000
------------------------------------------------------------------------------------------------------------------------

                                       38

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   4,200  California Statewide Communities
            Development Authority
            (House Ear Institute)                                              A               1.850%    $     4,200,000
------------------------------------------------------------------------------------------------------------------------
    1,215  California Statewide Communities
            Development Authority Pollution
            Control Revenue Refunding
            (Chevron USA, Inc. Project)                                        A               1.850           1,215,000
------------------------------------------------------------------------------------------------------------------------
    6,265  California Statewide Communities
            Development Authority Revenue
            (Fremont-Rideout Health Group-Series A)                            A               1.800           6,265,000
------------------------------------------------------------------------------------------------------------------------
   15,000  California Statewide Communities
            Development Authority Revenue
            Certificates of Participation Refunding
            (Hospital Triad Healthcare)                                 08/01/02               6.500          15,361,687
------------------------------------------------------------------------------------------------------------------------
   14,000  California Statewide Communities
            Development Authority Tax and
            Revenue Anticipation Notes (Series B)                       06/30/03               3.000          14,178,360
------------------------------------------------------------------------------------------------------------------------
   10,000  California Transit Financing Authority                              A               1.150          10,000,000
------------------------------------------------------------------------------------------------------------------------
    2,435  Alameda Contra Costa Schools Financing
            Authority Certificates of Participation
            (Capital Improvement Financing
            Projects-Series D)                                                 A               1.200           2,435,000
------------------------------------------------------------------------------------------------------------------------
   10,820  Alameda Contra Costa Schools Financing
            Authority Certificates of Participation
            (Capital Improvement Financing
            Projects-Series E)                                                 A               1.200          10,820,000
------------------------------------------------------------------------------------------------------------------------
    4,945  Alameda Contra Costa Schools Financing
            Authority Certificates of Participation
            (Capital Improvement Financing
            Projects-Series G)                                                 A               1.150           4,945,000
------------------------------------------------------------------------------------------------------------------------
    8,620  Alameda Contra Costa Schools Financing
            Authority Certificates of Participation
            (Capital Improvement Financing
            Projects-Series I)                                                 A               1.200           8,620,000
------------------------------------------------------------------------------------------------------------------------
    5,000  Alameda County Board of Education
            Tax and Revenue Anticipation Notes                          07/02/02               3.250           5,000,083
------------------------------------------------------------------------------------------------------------------------
    4,000  Alisal Union School District Certificates
            of Participation
            (Bridge Financing Program-Series A)                                A               1.100           4,000,000
------------------------------------------------------------------------------------------------------------------------
   16,100  Anaheim Certificates of Participation                               A               1.100          16,100,000
------------------------------------------------------------------------------------------------------------------------

                                       39

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   1,500  Bay Area Toll Authority Toll Bridge
            Revenue (San Francisco Bay
            Area-Series A)                                                     A               1.200%    $     1,500,000
------------------------------------------------------------------------------------------------------------------------
    9,495  Contra Costa County Housing Authority
            Multi Family Revenue
            (Lakeshore-Series C)                                               A               1.200           9,495,000
------------------------------------------------------------------------------------------------------------------------
    7,500  Cupertino Union School District Tax and
            Revenue Anticipation Notes                                  07/02/02               3.500           7,500,168
------------------------------------------------------------------------------------------------------------------------
    8,100  Dublin San Ramon Service District                                   A               1.150           8,100,000
------------------------------------------------------------------------------------------------------------------------
    8,000  Fontana Unified School District Tax and
            Revenue Anticipation Notes                                  07/05/02               3.250           8,000,512
------------------------------------------------------------------------------------------------------------------------
    3,800  Fremont Certificates
            of Participation
            (Capital Improvement Financing Project)                            A               1.150           3,800,000
------------------------------------------------------------------------------------------------------------------------
    3,755  Fremont Certificates of Participation
            (Office Building Improvement &
            Fire Equipment)                                                    A               1.150           3,755,000
------------------------------------------------------------------------------------------------------------------------
    9,500  Fremont Tax and Revenue
            Anticipation Notes                                          07/09/02               3.250           9,501,359
------------------------------------------------------------------------------------------------------------------------
    5,000  Fresno County Tax and Revenue
            Anticipation Notes                                          07/01/02               3.500           5,000,000
------------------------------------------------------------------------------------------------------------------------
   10,000  Fresno Unified School District Tax and
            Revenue Anticipation Notes                                  10/02/02               3.000          10,022,458
------------------------------------------------------------------------------------------------------------------------
    4,900  Golden Empire Schools Financing
            Authority (Kern High School
            District Project)                                                  A               1.150           4,900,000
------------------------------------------------------------------------------------------------------------------------
   10,800  Golden Empire Schools Financing
            Authority (Kern High School                                                        1.150 to
            District Project-Series A)                                         A               1.200          10,800,000
------------------------------------------------------------------------------------------------------------------------
    4,400  Golden Empire Schools Financing
            Authority (Kern High School
            District Project-Series B)                                         A               1.150           4,400,000
------------------------------------------------------------------------------------------------------------------------
   10,431  Irvine Improvement Bond Act 1915
            Updates Assessment District 85-7-I                                 A               1.200          10,431,000
------------------------------------------------------------------------------------------------------------------------
    1,205  Irvine Public Facilities and
            Infrastructure Authority
            (Capital Improvement Projects)                                     A               1.200           1,205,000
------------------------------------------------------------------------------------------------------------------------
   14,790  Livermore California Certificates of
            Participation (Capital Projects)                                   A               1.150          14,790,000
------------------------------------------------------------------------------------------------------------------------
    4,500  Los Altos School District Tax and
            Revenue Anticipation Notes                                  07/02/02               3.250           4,500,072
------------------------------------------------------------------------------------------------------------------------

                                       40

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   8,100  Los Angeles Community Redevelopment
            Agency Multi-Family Housing Revenue
            (Skyline at Southpark Phase II)                                    A               1.200%    $     8,100,000
------------------------------------------------------------------------------------------------------------------------
   12,500  Los Angeles County Schools
            Pooled Financing Program
            Certificates of Participation                               07/01/02 to            3.000 to
            (Pooled Transport-Series A)                                 06/30/03               3.500          12,630,400
------------------------------------------------------------------------------------------------------------------------
    8,850  Los Angeles County Tax and
            Revenue Anticipation Notes (Series A)                       06/30/03               3.000           8,973,932
------------------------------------------------------------------------------------------------------------------------
   12,600  Los Angeles County Transport
            Commission Sales Tax and Revenue
            (Series A)                                                         A               1.100          12,600,000
------------------------------------------------------------------------------------------------------------------------
    5,500  Los Angeles Department Water and
            Power Waterworks Revenue
            Subseries B-3                                                      A               1.200           5,500,000
------------------------------------------------------------------------------------------------------------------------
   13,000  Los Angeles Multi-Family Housing
            Revenue (Museum Terrace
            Apartments-Series H)                                               A               1.250          13,000,000
------------------------------------------------------------------------------------------------------------------------
    3,000  Los Angeles Water and Power
            Revenue Subseries B-2                                              A               1.150           3,000,000
------------------------------------------------------------------------------------------------------------------------
    9,300  Los Angeles Water and Power
            Revenue Subseries B-3                                              A               1.850           9,300,000
------------------------------------------------------------------------------------------------------------------------
    2,300  Los Angeles Water and Power
            Revenue Subseries B-6                                              A               1.850           2,300,000
------------------------------------------------------------------------------------------------------------------------
   15,000  Los Angeles Unified School District
            Certificates of Participation
            (Land Acquisition Program-Series D)                                A               1.150          15,000,000
------------------------------------------------------------------------------------------------------------------------
    5,000  Los Angeles Unified School District
            Tax and Revenue Anticipation Notes                          07/23/02               4.000           5,004,198
------------------------------------------------------------------------------------------------------------------------
   10,000  Los Angeles Unified School
            District Tax and Revenue Anticipation
            Notes (Series A)                                            07/01/03               3.250          10,153,400
------------------------------------------------------------------------------------------------------------------------
    4,500  Metropolitan Water District Southern
            California Waterworks Revenue
            (Series A-6)                                                       A               1.250           4,500,000
------------------------------------------------------------------------------------------------------------------------
    4,000  Metropolitan Water District Southern
            California Waterworks Revenue
            (Series B)                                                         A               1.150           4,000,000
------------------------------------------------------------------------------------------------------------------------
    5,000  Metropolitan Water District Southern
            California Waterworks Revenue
            (Series B-4)                                                       A               1.100           5,000,000
------------------------------------------------------------------------------------------------------------------------

                                       41

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$  15,800  Metropolitan Water District Southern
            California Waterworks Revenue
            (Series C)                                                         A               1.250%    $    15,800,000
------------------------------------------------------------------------------------------------------------------------
    2,000  Metropolitan Water District Southern
            California Waterworks Revenue
            (Series C-1)                                                       A               1.950           2,000,000
------------------------------------------------------------------------------------------------------------------------
    1,000  Metropolitan Water District Southern
            California Waterworks Revenue
            (Series C-2)                                                       A               1.750           1,000,000
------------------------------------------------------------------------------------------------------------------------
    6,795  Moorpark Industrial Development
            Authority (Fred Kavli and Kavlico Corp.)                           A               1.150           6,795,000
------------------------------------------------------------------------------------------------------------------------
    3,000  Moreno Valley Unified School District
            Tax and Revenue Anticipation Notes                          07/02/02               3.750           3,000,092
------------------------------------------------------------------------------------------------------------------------
    7,355  M-S-R Public Power Agency Revenue
            (San Juan Project-Series E)                                        A               1.125           7,355,000
------------------------------------------------------------------------------------------------------------------------
    1,600  Newport Beach Revenue (Hoag
            Memorial Hospital-Series C)                                        A               1.850           1,600,000
------------------------------------------------------------------------------------------------------------------------
    6,000  Northern California Transmission
            Agency Revenue Refunding
            (California-Oregon Transmission-Series A)                          A               1.200           6,000,000
------------------------------------------------------------------------------------------------------------------------
   13,600  Oakland Alameda County Coliseum
            Authority Lease Revenue                                            A               1.150          13,600,000
------------------------------------------------------------------------------------------------------------------------
   10,000  Oakland Alameda County Unified
            School District Tax and Revenue
            Anticipation Notes                                          10/24/02               3.000          10,024,801
------------------------------------------------------------------------------------------------------------------------
    2,700  Oakland Certificates of Participation
            (Capital Equipment Project)                                        A               1.200           2,700,000
------------------------------------------------------------------------------------------------------------------------
    7,290  Orange County Apartment
            Development Revenue
            (Niguel Village-Series AA)                                         A               1.200           7,290,000
------------------------------------------------------------------------------------------------------------------------
    6,340  Orange County Apartment
            Development Revenue
            (Niguel Village-Series U)                                          A               1.300           6,340,000
------------------------------------------------------------------------------------------------------------------------
   11,700  Orange County Apartment
            Development Revenue Refunding
            (Villas La-Paz-Series F)                                           A               1.100          11,700,000
------------------------------------------------------------------------------------------------------------------------
      100  Orange County Water District
            Certificates of Participation (Project B)                          A               1.930             100,000
------------------------------------------------------------------------------------------------------------------------
    8,100  Pasadena Certificates of Participation
            (Rose Bowl Imports Project)                                        A               1.150           8,100,000
------------------------------------------------------------------------------------------------------------------------

                                       42

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   3,900  Perris Unified High School District
            Tax and Revenue Anticipation Notes                          07/02/02               3.500%    $     3,900,087
------------------------------------------------------------------------------------------------------------------------
    3,225  Petaluma City School District Tax
            and Revenue Anticipation Notes                              07/02/02               3.500           3,225,075
------------------------------------------------------------------------------------------------------------------------
    2,000  Ravenswood City School District Tax
            and Revenue Anticipation Notes                              07/02/02               3.250           2,000,032
------------------------------------------------------------------------------------------------------------------------
   17,400  Riverside County Asset Leasing
            Corp. (Leasehold Revenue)                                          A               1.100          17,400,000
------------------------------------------------------------------------------------------------------------------------
   11,130  Sacramento County Certificates
            of Participation
            (Administration Center and
            Courthouse Project)                                                A               1.150          11,130,000
------------------------------------------------------------------------------------------------------------------------
    9,000  San Bernardino County Certificates
            of Participation
            (Medical Center Financing Project)                                 A               1.220           9,000,000
------------------------------------------------------------------------------------------------------------------------
   10,000  San Bernardino County Tax and                                07/02/02 to            3.000 to
            Revenue Anticipation Notes                                  07/01/03               3.500          10,065,013
------------------------------------------------------------------------------------------------------------------------
    8,300  San Diego Housing Authority Multi-
            Family Housing Revenue Refunding
            (Carmel Del Mar-1993 Series E)                                     A               1.100           8,300,000
------------------------------------------------------------------------------------------------------------------------
    2,000  San Diego Tax and Revenue
            Anticipation Notes                                          08/01/02               3.250           2,000,994
------------------------------------------------------------------------------------------------------------------------
    5,000  San Diego Unified School
            District Tax and Revenue
            Anticipation Notes (Series A)                               07/28/03               3.000           5,078,250
------------------------------------------------------------------------------------------------------------------------
    4,705  San Francisco City and County
            Certificates (Series C-5)                                          A               1.310           4,705,000
------------------------------------------------------------------------------------------------------------------------
    5,000  San Francisco City and County
            Finance Corp. Revenue Bonds
            (Moscone Center Expansion
            Project-Series 1)                                                  A               1.200           5,000,000
------------------------------------------------------------------------------------------------------------------------
    4,700  San Francisco City and County
            Redevelopment Agency Multi-Family
            Housing Revenue (St. Francis
            Project-Series A)                                                  A               1.275           4,700,000
------------------------------------------------------------------------------------------------------------------------
    2,000  San Francisco City and County
            Redevelopment Agency Multi-Family
            Housing Revenue Refunding (Fillmore
            Center-Series A-1)                                                 A               1.220           2,000,000
------------------------------------------------------------------------------------------------------------------------

                                       43

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   4,000  San Francisco City and County
            Redevelopment Agency Revenue
            (Community Facilities District No. 4)                              A               1.250%    $     4,000,000
------------------------------------------------------------------------------------------------------------------------
   10,500  San Jose Financing Authority Lease
            Revenue Civic Center Phase 1                                       A               1.200          10,500,000
------------------------------------------------------------------------------------------------------------------------
    3,500  San Jose Multi-Family Housing Revenue
            (Timberwood-Series A)                                              A               1.200           3,500,000
------------------------------------------------------------------------------------------------------------------------
   12,800  San Jose Redevelopment Agency
            Revenue (Merged Area Redevelopment
            Project-Series A)                                                  A               1.200          12,800,000
------------------------------------------------------------------------------------------------------------------------
   13,000  San Jose Santa Clara Water Financing
            Authority Sewer Revenue (Series B)                                 A               1.100          13,000,000
------------------------------------------------------------------------------------------------------------------------
    5,000  San Luis Obispo County Bond
            Anticipation Notes                                          07/02/02               3.500           5,000,113
------------------------------------------------------------------------------------------------------------------------
   15,545  Santa Clara County El Camino
            Hospital District (Hospital Facilities
            Authority Revenue-Series B)                                        A               1.250          15,545,000
------------------------------------------------------------------------------------------------------------------------
    7,000  Santa Clara County Transit
            District (Series A)                                                A               1.150           7,000,000
------------------------------------------------------------------------------------------------------------------------
   14,450  Santa Clara Financing Authority (VMC
            Facility Replacement-Project B)                                    A               1.200          14,450,000
------------------------------------------------------------------------------------------------------------------------
    5,000  Santa Cruz County Board
            of Education Tax and Revenue
            Anticipation Notes                                          07/01/03               3.000           5,064,950
------------------------------------------------------------------------------------------------------------------------
   15,050  Simi Valley Multi-Family Housing
            Revenue Refunding (Lincoln
            Wood Ranch)                                                        A               1.200          15,050,000
------------------------------------------------------------------------------------------------------------------------
    9,668  Southeast Resources Recovery
            Facilities Authority (Series A)                                    A               1.150           9,668,000
------------------------------------------------------------------------------------------------------------------------
    5,300  South Placer Wastewater Authority
            California Wastewater Revenue (Series B)                           A               1.150           5,300,000
------------------------------------------------------------------------------------------------------------------------
    5,000  Stanislaus County Office of Education
            Tax and Revenue Anticipation Notes                          07/16/02               3.500           5,001,741
------------------------------------------------------------------------------------------------------------------------
    6,200  Stockton Health Facilities Revenue
            (Dameron Hospital Association-Series A)                            A               1.800           6,200,000
------------------------------------------------------------------------------------------------------------------------
    1,300  Turlock Irrigation District
            Certificates of Participation (Capital
            Improvement and Refunding Project)                                 A               1.850           1,300,000
------------------------------------------------------------------------------------------------------------------------

                                       44

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   1,100  University of California Revenue
            Refunding Multiple Purpose Projects
            (Series C)                                                  09/01/02              10.000%    $     1,113,328
------------------------------------------------------------------------------------------------------------------------
    3,625  Vallejo California Water Revenue
            (Series A)                                                         A               1.200           3,625,000
------------------------------------------------------------------------------------------------------------------------
    9,565  West Basin Municipal Water District
            Revenue Certificates of Participation
            (Series A)                                                         A               1.150           9,565,000
------------------------------------------------------------------------------------------------------------------------
   20,000  Puerto Rico Commonwealth Tax and
            Revenue Anticipation Notes                                  07/30/02               3.000          20,014,419
------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes (cost--$813,294,964)                                                         813,294,964
------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--1.19%
------------------------------------------------------------------------------------------------------------------------
    4,000  Modesto Irrigation District                                  07/11/02               1.200           4,000,000
------------------------------------------------------------------------------------------------------------------------
    2,000  University of California Revenues                            07/12/02               1.400           2,000,000
------------------------------------------------------------------------------------------------------------------------
    3,000  Puerto Rico Commonwealth
            Government Development Bank                                 08/12/02               1.400           3,000,000
------------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper (cost--$9,000,000)                                                           9,000,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$822,294,964
  which approximates cost for federal
  income tax purposes)--109.10%                                                                              822,294,964
------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(9.10)%                                                               (68,630,659)
------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 754,086,646 shares
  of beneficial interest equivalent to $1.00 per
  share)--100.00%                                                                                        $   753,664,305
========================================================================================================================

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2002, and reset periodically.

                      Weighted average maturity -- 42 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--99.41%
------------------------------------------------------------------------------------------------------------------------
$   4,000  New York State Dormitory Authority
            Revenues (Cornell University-Series A)                             A               1.150%    $     4,000,000
------------------------------------------------------------------------------------------------------------------------
   19,820  New York State Dormitory Authority
            Revenues (Cornell University-Series B)                             A               1.150          19,820,000
------------------------------------------------------------------------------------------------------------------------
    8,942  New York State Dormitory Authority
            Revenues (Metropolitan
            Museum of Art)                                                     A               1.100           8,942,000
------------------------------------------------------------------------------------------------------------------------
    3,400  New York State Dormitory Authority
            Revenues (Oxford University Press, Inc.)                           A               1.150           3,400,000
------------------------------------------------------------------------------------------------------------------------
    1,735  New York State Dormitory Authority
            Revenues (Rockefeller
            University-Series A)                                               A               1.150           1,735,000
------------------------------------------------------------------------------------------------------------------------
    3,000  New York State Dormitory Authority
            Revenues (State University)                                        A               1.180           3,000,000
------------------------------------------------------------------------------------------------------------------------
   13,200  New York State Dormitory Authority
            Revenues (Wagner College)                                          A               1.150          13,200,000
------------------------------------------------------------------------------------------------------------------------
    7,930  New York State Energy Research &
            Development Authority Pollution
            Control Revenue (Niagara Mohawk
            Power-Series A)                                                    A               2.000           7,930,000
------------------------------------------------------------------------------------------------------------------------
   28,750  New York State Energy Research &
            Development Authority Pollution
            Control Revenue (Orange & Rockland
            Project-Series A)                                                  A               1.100          28,750,000
------------------------------------------------------------------------------------------------------------------------
    2,115  New York State Energy Research &
            Development Authority Pollution
            Control Revenue (Rochester Gas &
            Electric-Series A)                                                 A               1.200           2,115,000
------------------------------------------------------------------------------------------------------------------------
    7,595  New York State Energy Research &
            Development Authority Pollution
            Control Revenue (Rochester Gas &
            Electric-Series B)                                                 A               1.150           7,595,000
------------------------------------------------------------------------------------------------------------------------
    9,800  New York State Energy Research &
            Development Authority Pollution
            Control Revenue (Rochester Gas &
            Electric-Series C)                                                 A               1.100           9,800,000
------------------------------------------------------------------------------------------------------------------------
    2,000  New York State General Obligation Bond                       09/15/02               6.300           2,058,145
------------------------------------------------------------------------------------------------------------------------
   25,870  New York State Housing Finance Agency
            (Normandie Court I Project)                                        A               1.100          25,870,000
------------------------------------------------------------------------------------------------------------------------
   14,480  New York State Local Government
            Assistance Corp. (Series B)                                        A               1.150          14,480,000
------------------------------------------------------------------------------------------------------------------------

                                       46

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$  10,700  New York State Local Government
            Assistance Corp. (Series D)                                        A               1.150%    $    10,700,000
------------------------------------------------------------------------------------------------------------------------
    3,355  New York State Medical Care Facilities
            Finance Agency Revenue (Pooled
            Equipment Loan Program II-Series A)                                A               1.150           3,355,000
------------------------------------------------------------------------------------------------------------------------
    7,665  New York State Medical Care Facilities
            Finance Agency Revenue Prerefunded
            (Series D)                                                  02/15/03               6.450           8,011,994
------------------------------------------------------------------------------------------------------------------------
   14,500  New York State Thruway Authority
            General Revenue Bond Anticipation
            Notes (Series A)                                            03/26/03               3.250          14,624,246
------------------------------------------------------------------------------------------------------------------------
    2,250  Albany Bond Anticipation Notes
            (Series B)                                                  08/02/02               3.500           2,252,321
------------------------------------------------------------------------------------------------------------------------
    3,400  Babylon General Obligation Bond                                     A               1.100           3,400,000
------------------------------------------------------------------------------------------------------------------------
   13,600  Babylon Industrial Development Agency
            Resources (Ogden Martin Project)                                   A               1.350          13,600,000
------------------------------------------------------------------------------------------------------------------------
   10,650  Board Cooperative Educational Services
            Revenue Anticipation Notes (New York
            Supervisory District)                                       06/26/03               2.750          10,749,577
------------------------------------------------------------------------------------------------------------------------
    3,000  Buffalo Revenue Anticipation Notes                           06/27/03               2.500           3,028,470
------------------------------------------------------------------------------------------------------------------------
    6,550  Erie County Water Authority                                         A               1.100           6,550,000
------------------------------------------------------------------------------------------------------------------------
    2,560  Hauppauge Union Free School District
            Bond Anticipation Notes                                     08/28/02               2.250           2,562,447
------------------------------------------------------------------------------------------------------------------------
    4,000  Hempstead Union Free School District
            Tax Anticipation Notes                                      06/26/03               2.500           4,029,840
------------------------------------------------------------------------------------------------------------------------
    5,000  Jay Street Development Corp. New York
            City Facility Lease Revenue (Jay Street
            Project-Series A-3)                                                A               1.150           5,000,000
------------------------------------------------------------------------------------------------------------------------
    7,000  Levittown Union Free School District
            Tax Anticipation Notes                                      06/26/03               2.500           7,055,661
------------------------------------------------------------------------------------------------------------------------
   20,000  Long Island Power Authority Electric
            Systems Revenue (SubSeries 1-A)                                    A               1.150          20,000,000
------------------------------------------------------------------------------------------------------------------------
    4,000  Metropolitan Transportation Authority
            (Commuter Facilities-Series 5)                              07/29/02               6.500           4,055,680
------------------------------------------------------------------------------------------------------------------------
   10,000  Metropolitan Transportation Authority
            (Series D-1)                                                       A               1.100          10,000,000
------------------------------------------------------------------------------------------------------------------------
   10,000  Metropolitan Transportation Authority
            (Series D-2)                                                       A               1.100          10,000,000
------------------------------------------------------------------------------------------------------------------------
    2,000  Monroe County Bond Anticipation Notes                        12/20/02               2.500           2,009,745
------------------------------------------------------------------------------------------------------------------------

                                       47

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$  10,000  Nassau County Interim Finance Authority
            Bond Anticipation Notes (Series B-1)                        07/18/02               2.500%    $    10,004,689
------------------------------------------------------------------------------------------------------------------------
   13,175  New York City Health & Hospital Corp.
            Revenue (Health System-Series B)                                   A               1.150          13,175,000
------------------------------------------------------------------------------------------------------------------------
   18,670  New York City Health & Hospital Corp.
            Revenue (Health System-Series C)                                   A               1.150          18,670,000
------------------------------------------------------------------------------------------------------------------------
    4,000  New York City Housing Development
            Corp. Mortgage Revenue
            Residential (Series A)                                             A               1.850           4,000,000
------------------------------------------------------------------------------------------------------------------------
   15,700  New York City Housing Development
            Corp. Multi-Family Rental Housing
             (Parkgate Development-Series A)                                   A               1.100          15,700,000
------------------------------------------------------------------------------------------------------------------------
    2,900  New York City Industrial Development
            Agency (Calhoun School)                                            A               1.150           2,900,000
------------------------------------------------------------------------------------------------------------------------
    3,605  New York City Industrial Development
            Agency Civic Facility Revenue (Church
            of Heavenly Rest)                                                  A               1.150           3,605,000
------------------------------------------------------------------------------------------------------------------------
    7,150  New York City Industrial Development
            Agency Civic Facility Revenue (MSMC
            Realty Corp. Project)                                              A               1.150           7,150,000
------------------------------------------------------------------------------------------------------------------------
    8,000  New York City Municipal Water Finance
            Authority (Series A)                                        06/15/03               3.000           8,106,240
------------------------------------------------------------------------------------------------------------------------
   13,800  New York City Municipal Water Finance
            Authority (Series C)                                               A               1.750          13,800,000
------------------------------------------------------------------------------------------------------------------------
    9,995  New York City Prerefunded (Series B)                         10/01/02               6.600          10,261,704
------------------------------------------------------------------------------------------------------------------------
    6,800  New York City (SubSeries E-5)                                       A               1.750           6,800,000
------------------------------------------------------------------------------------------------------------------------
    3,000  New York City Transitional Finance
            Authority Revenue Bond Anticipation
            Notes (Series 3)                                            11/13/02               2.750           3,010,904
------------------------------------------------------------------------------------------------------------------------
    6,000  New York City Transitional Finance
            Authority Revenue (Future Tax Secured
            Series A)                                                   11/01/02               3.000           6,031,800
------------------------------------------------------------------------------------------------------------------------
    3,500  New York City Transitional Finance
            Authority Revenue (Future Tax Secured
            SubSeries B-2)                                                     A               1.750           3,500,000
------------------------------------------------------------------------------------------------------------------------
    3,000  New York City Transitional Finance
            Authority Revenue (New York City
            Recovery Notes-Series A)                                    10/02/02               3.250           3,008,378
------------------------------------------------------------------------------------------------------------------------

                                       48

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   7,515  New York City Trust for Cultural
            Resources Revenue (American Museum
            of Natural History-Series A)                                       A               1.100%    $     7,515,000
------------------------------------------------------------------------------------------------------------------------
    5,700  New York City Trust for Cultural
            Resources Revenue (Asia Society)                                   A               1.150           5,700,000
------------------------------------------------------------------------------------------------------------------------
    3,400  New York City Trust for Cultural
            Resources Revenue (Carnegie Hall)                                  A               1.350           3,400,000
------------------------------------------------------------------------------------------------------------------------
   13,000  New York City Trust for Cultural
            Resources Revenue (Manhattan School
            of Music)                                                          A               1.150          13,000,000
------------------------------------------------------------------------------------------------------------------------
    2,700  New York City Trust for Cultural Resources
            Revenue (Museum of Broadcasting)                                   A               1.150           2,700,000
------------------------------------------------------------------------------------------------------------------------
    1,500  New York City Trust for Cultural
            Resources Revenue (Soloman R.
            Guggenheim-Series B)                                               A               1.850           1,500,000
------------------------------------------------------------------------------------------------------------------------
    4,100  Niagara Falls Toll Bridge Commission                                A               1.100           4,100,000
------------------------------------------------------------------------------------------------------------------------
    5,830  Orange County Industrial Development
            Agency Civic Facility Revenue (Horton
            Medical Center)                                                    A               1.500           5,830,000
------------------------------------------------------------------------------------------------------------------------
   10,450  Port Authority of New York & New Jersey                             A               1.750          10,450,000
------------------------------------------------------------------------------------------------------------------------
    5,000  Suffolk County Tax Anticipation Notes                        09/10/02               3.000           5,011,685
------------------------------------------------------------------------------------------------------------------------
    2,400  Suffolk County Industrial Development
            Agency Research Facilities Revenue
            (Cold Spring Harbor Laboratory Project)                            A               1.850           2,400,000
------------------------------------------------------------------------------------------------------------------------
   20,365  Suffolk County Water Authority Bond
            Anticipation Notes                                                 A               1.150          20,365,000
------------------------------------------------------------------------------------------------------------------------
   10,000  Triborough Bridge & Tunnel Authority
            Revenues General Purpose (Series B)                                A               1.100          10,000,000
------------------------------------------------------------------------------------------------------------------------
    5,000  Triborough Bridge & Tunnel Authority
            Revenues General Purpose (Series C)                                A               1.100           5,000,000
------------------------------------------------------------------------------------------------------------------------
    9,285  Triborough Bridge & Tunnel Authority
            Special Obligation (Series D)                                      A               1.100           9,285,000
------------------------------------------------------------------------------------------------------------------------
    8,000  Triborough Bridge & Tunnel Authority
            Special Obligation (Series N15-Reg D)                              A               1.150           8,000,000
------------------------------------------------------------------------------------------------------------------------
    1,500  Troy Industrial Development Authority
            Civic Facility Revenue (Rensselaer
            Poytytech-Series E)                                                A               1.250           1,500,000
------------------------------------------------------------------------------------------------------------------------
    3,500  West Irondequoit Central School District
            Bond Anticipation Notes                                     07/12/02               3.000           3,500,410
------------------------------------------------------------------------------------------------------------------------

                                       49

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$  10,358  Yonkers Industrial Development
            Agency (Consumers Union Facility)                                  A               1.150%    $    10,357,645
------------------------------------------------------------------------------------------------------------------------
    3,000  Puerto Rico Commonwealth Tax and
            Revenue Anticipation Notes                                  07/30/02               3.000           3,002,528
------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes
  (cost--$556,021,109)                                                                                       556,021,109
------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--8.84%
------------------------------------------------------------------------------------------------------------------------
    2,000  New York State Dormitory Authority
            Revenues (Cornell University)                               08/09/02               1.500           2,000,000
------------------------------------------------------------------------------------------------------------------------
    8,940  New York State Power Authority                               07/09/02 to            1.250 to
                                                                        07/17/02               1.350           8,940,000
------------------------------------------------------------------------------------------------------------------------
   19,500  Metropolitan Transportation                                  07/08/02 to
            Authority                                                   10/07/02               1.350          19,500,000
------------------------------------------------------------------------------------------------------------------------
    9,000  New York City Municipal Water
            Finance Authority                                           07/19/02               1.350           9,000,000
------------------------------------------------------------------------------------------------------------------------
   10,000  Government Development Bank of
            Puerto Rico                                                 09/20/02               1.300          10,000,000
------------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper
  (cost--$49,440,000)                                                                                         49,440,000
========================================================================================================================

NUMBER OF
 SHARES
 (000)
---------
MUTUAL FUNDS--0.05%
------------------------------------------------------------------------------------------------------------------------
      300  Blackrock Provident New York
            Money Fund (cost--$300,000)                                 07/01/02               1.139+            300,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$605,761,109
  which approximates cost for federal
  income tax purposes)--108.30%                                                                              605,761,109
------------------------------------------------------------------------------------------------------------------------
Liabilities in excess of other assets--(8.30)%                                                               (46,420,365)
------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 559,465,035 shares of
  beneficial interest equivalent to $1.00 per
  share)--100.00%                                                                                        $   559,340,744
========================================================================================================================

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2002 and reset periodically.
+  Interest rate shown reflects yield at June 30, 2002.

                      Weighted average maturity -- 44 days

                 See accompanying notes to financial statements

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

STATEMENT OF NET ASSETS -- JUNE 30, 2002

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--98.05%
------------------------------------------------------------------------------------------------------------------------
$   1,270  New Jersey Economic Development
            Authority (Church and Dwight Co. Project)                          A               1.200%    $     1,270,000
------------------------------------------------------------------------------------------------------------------------
    3,250  New Jersey Economic Development
            Authority (Danic Urban Renewel)                                    A               1.100           3,250,000
------------------------------------------------------------------------------------------------------------------------
      735  New Jersey Economic Development
            Authority (Economic Growth Series B)                               A               1.200             735,000
------------------------------------------------------------------------------------------------------------------------
    1,915  New Jersey Economic Development
            Authority (Economic Growth Series C)                               A               1.200           1,915,000
------------------------------------------------------------------------------------------------------------------------
      455  New Jersey Economic Development
            Authority (Economic Growth Series D-1)                             A               1.300             455,000
------------------------------------------------------------------------------------------------------------------------
      405  New Jersey Economic Development
            Authority (Kenwood USA Corp. Project)                              A               1.200             405,000
------------------------------------------------------------------------------------------------------------------------
    2,400  New Jersey Economic Development
            Authority (Lawrenceville School Project)                           A               1.350           2,400,000
------------------------------------------------------------------------------------------------------------------------
    1,105  New Jersey Economic Development
            Authority (Marco Holdings LLC Series A)                            A               1.350           1,105,000
------------------------------------------------------------------------------------------------------------------------
      725  New Jersey Economic Development
            Authority (Nash Group 1985 Project)                                A               1.300             725,000
------------------------------------------------------------------------------------------------------------------------
      700  New Jersey Economic Development
            Authority (NJ Natural Gas Co. )                                    A               1.300             700,000
------------------------------------------------------------------------------------------------------------------------
    1,085  New Jersey Economic Development
            Authority (RDR Investment Co. LLC)                                 A               1.350           1,085,000
------------------------------------------------------------------------------------------------------------------------
    1,200  New Jersey Economic Development Authority
            (Refunding Bayonne Project Improvement
            Series B)                                                          A               1.800           1,200,000
------------------------------------------------------------------------------------------------------------------------
    1,400  New Jersey Economic Development Authority
            (Refunding Bayonne Project Improvement
            Series C)                                                          A               1.800           1,400,000
------------------------------------------------------------------------------------------------------------------------
    1,335  New Jersey Economic Development
            Authority (Series G)                                               A               1.200           1,335,000
------------------------------------------------------------------------------------------------------------------------
    2,945  New Jersey Economic Development
            Authority (Series N3)                                              A               1.150           2,945,000
------------------------------------------------------------------------------------------------------------------------
    3,405  New Jersey Economic Development
            Authority (Stolthaven Project Series A)                            A               1.650           3,405,000
------------------------------------------------------------------------------------------------------------------------
    2,000  New Jersey Economic Development
            Authority (Thermal Energy Limited Partnership)                     A               1.250           2,000,000
------------------------------------------------------------------------------------------------------------------------

                                       51

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   6,000  New Jersey Economic Development
            Authority Revenue
            (Center for Aging-Applewood)                                       A               1.170%    $     6,000,000
------------------------------------------------------------------------------------------------------------------------
    2,000  New Jersey Economic Development
            Authority Natural Gas Facilities Revenue
            (NJ Natural Gas Co. Project Series B)                              A               1.150           2,000,000
------------------------------------------------------------------------------------------------------------------------
    1,600  New Jersey Economic Development
            Authority Pollution Control Revenue
            (Exxon Project)                                                    A               1.450           1,600,000
------------------------------------------------------------------------------------------------------------------------
      700  New Jersey Economic Development
            Authority Water Facilities Revenue Refunding
            (United Water NJ, Inc. Project Series A)                           A               1.800             700,000
------------------------------------------------------------------------------------------------------------------------
      400  New Jersey Economic Development
            Authority Water Facilities Revenue
            Refunding (United Water NJ, Inc. Project
            Series B)                                                          A               2.000             400,000
------------------------------------------------------------------------------------------------------------------------
    4,125  New Jersey Educational Facilities
            Authority (College of New Jersey
            Series A)                                                          A               1.150           4,125,000
------------------------------------------------------------------------------------------------------------------------
    7,500  New Jersey Educational Facilities Authority
            (Princeton University Series B)                                    A               1.000           7,500,000
------------------------------------------------------------------------------------------------------------------------
    3,965  New Jersey Health Care Facilities Authority
            (Hackettstown Community Hospital)                                  A               1.200           3,965,000
------------------------------------------------------------------------------------------------------------------------
    8,000  New Jersey Health Care Facilities Authority
            Revenue (St. Barnabas Series A)                                    A               1.150           8,000,000
------------------------------------------------------------------------------------------------------------------------
    2,000  New Jersey Sports & Exposition Authority
            (Series B-1)                                                       A               1.100           2,000,000
------------------------------------------------------------------------------------------------------------------------
    2,000  New Jersey Sports & Exposition Authority
            (Series B-2)                                                       A               1.300           2,000,000
------------------------------------------------------------------------------------------------------------------------
    1,000  New Jersey State Refunding (Series E)                        07/15/02               5.500           1,001,082
------------------------------------------------------------------------------------------------------------------------
    6,300  New Jersey State Turnpike Authority                                 A               1.100           6,300,000
------------------------------------------------------------------------------------------------------------------------
    2,000  New Jersey State Turnpike Authority
            (Putters Series 155)                                               A               1.230           2,000,000
------------------------------------------------------------------------------------------------------------------------
    1,000  Atlantic City Board of Education                             12/01/02               6.000           1,016,834
------------------------------------------------------------------------------------------------------------------------
      500  Bernards Township Bond
            Anticipation Notes                                          08/29/02               3.150             500,512
------------------------------------------------------------------------------------------------------------------------
    1,500  Essex County Improvement
            Authority Revenue                                                  A               1.180           1,500,000
------------------------------------------------------------------------------------------------------------------------

                                       52

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   2,000  Essex County Improvement Authority
            Revenue Bond Anticipation Notes                             08/08/02               3.250%    $     2,001,114
------------------------------------------------------------------------------------------------------------------------
    1,400  Gloucester County Industrial Pollution
            Control Financing Authority Revenue
            (Mobil Oil Refining Co. Project)                                   A               1.100           1,400,000
------------------------------------------------------------------------------------------------------------------------
    1,000  Jefferson Township Bond
            Anticipation Notes                                          07/12/02               3.000           1,000,117
------------------------------------------------------------------------------------------------------------------------
    1,000  Jersey City Redevelopment Authority
            Multi-Family Housing (Dickson Mills)                               A               1.100           1,000,000
------------------------------------------------------------------------------------------------------------------------
    2,000  Mercer County Bond Anticipation Notes                        11/20/02               2.650           2,005,938
------------------------------------------------------------------------------------------------------------------------
    1,000  Mercer County Improvement Authority
            (Atlantic Foundation)                                              A               1.180           1,000,000
------------------------------------------------------------------------------------------------------------------------
    2,350  Monmouth County Improvement Authority
            (Pooled Government Loan Program)                                   A               1.050           2,350,000
------------------------------------------------------------------------------------------------------------------------
    2,000  Morris County Bond Anticipation Notes                        07/15/02               3.250           2,000,592
------------------------------------------------------------------------------------------------------------------------
    2,000  Morris County General Improvement                            08/15/02 to
                                                                        09/15/02               4.625           2,009,158
------------------------------------------------------------------------------------------------------------------------
    2,500  New Milford Tax Anticipation Notes                           04/30/03               2.500           2,518,435
------------------------------------------------------------------------------------------------------------------------
    5,400  Port Authority of New York and New
            Jersey Special Obligation Revenue
            (Versatile Structure Obligation Series 3)                          A               1.900           5,400,000
------------------------------------------------------------------------------------------------------------------------
      300  Port Authority of New York and New
            Jersey Special Obligation Revenue
            (Versatile Structure Obligation Series 4)                          A               1.850             300,000
------------------------------------------------------------------------------------------------------------------------
      500  Port Authority of New York and New
            Jersey Special Obligation Revenue
            (Versatile Structure Obligation Series 5)                          A               1.900             500,000
------------------------------------------------------------------------------------------------------------------------
    6,000  Rutgers State University Refunding
            (Series A)                                                         A               1.800           6,000,000
------------------------------------------------------------------------------------------------------------------------
    1,800  Salem County Pollution Control Financing
            Refunding (Atlantic City Electric Series A)                        A               1.100           1,800,000
------------------------------------------------------------------------------------------------------------------------
    1,000  Union County Improvement Authority
            (Capital Equipment Lease Program)                           10/15/02               3.000           1,004,318
------------------------------------------------------------------------------------------------------------------------
    3,500  Union County Improvement Authority
            (Cedar Glen Housing Corp. Series A)                                A               1.100           3,500,000
------------------------------------------------------------------------------------------------------------------------
    1,900  Union County Industrial Pollution Control
            Financing Authority Revenue
            (Refunding Exxon Project)                                          A               1.800           1,900,000
------------------------------------------------------------------------------------------------------------------------

                                       53

PRINCIPAL
  AMOUNT                                                                MATURITY             INTEREST
  (000)                                                                   DATES                RATES          VALUE
------------------------------------------------------------------------------------------------------------------------
$   2,000  University of Medicine & Dentistry
            (Series B)                                                         A               1.230%    $     2,000,000
------------------------------------------------------------------------------------------------------------------------
    3,348  Upper Saddle River Bond
            Anticipation Notes                                          12/13/02               3.250           3,369,149
------------------------------------------------------------------------------------------------------------------------
    2,000  Woodbridge Township Bond
            Anticipation Notes                                          07/26/02               3.000           2,000,473
------------------------------------------------------------------------------------------------------------------------
    3,000  Puerto Rico Commonwealth
            Government Development Bank                                        A               1.120           3,000,000
------------------------------------------------------------------------------------------------------------------------
    1,000  Puerto Rico Commonwealth Tax and
            Revenue Anticipation Notes                                  07/30/02               3.000           1,000,721
------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds and Notes
  (cost--$125,998,443)                                                                                       125,998,443
------------------------------------------------------------------------------------------------------------------------
TAX-EXEMPT COMMERCIAL PAPER--1.58%
------------------------------------------------------------------------------------------------------------------------
    1,000  Salem County Pollution Control
            Financing (Philadelphia Electric)                           10/11/02               1.350           1,000,000
------------------------------------------------------------------------------------------------------------------------
    1,025  Puerto Rico Commonwealth Government
            Development Bank                                            08/12/02               1.400           1,025,000
------------------------------------------------------------------------------------------------------------------------
Total Tax-Exempt Commercial Paper
  (cost--$2,025,000)                                                                                           2,025,000
------------------------------------------------------------------------------------------------------------------------
Total Investments (cost--$128,023,443 which
  approximates cost for federal income
  tax purposes)--99.63%                                                                                      128,023,443
------------------------------------------------------------------------------------------------------------------------
Other assets in excess of liabilities--0.37%                                                                     476,258
------------------------------------------------------------------------------------------------------------------------
Net Assets (applicable to 128,495,379 shares of
  beneficial interest equivalent to $1.00 per
  share)--100.00%                                                                                        $   128,499,701
========================================================================================================================

A Variable rate demand notes are payable on demand. The interest rates shown are current rates as of June 30, 2002 and reset periodically.

                      Weighted average maturity -- 23 days

                 See accompanying notes to financial statements

                      (This page intentionally left blank)

UBS PAINEWEBBER RMA

STATEMENT OF OPERATIONS

                                                                        FOR THE YEAR ENDED JUNE 30, 2002
                                                                       ---------------------------------
                                                                        MONEY MARKET     U.S. GOVERNMENT
                                                                         PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

   Interest                                                             $ 675,927,130      $  61,466,308
--------------------------------------------------------------------------------------------------------
EXPENSES:

   Investment advisory and administration fees                            120,132,474          9,196,187
--------------------------------------------------------------------------------------------------------
   Service fees                                                                    --          2,922,287
--------------------------------------------------------------------------------------------------------
   Transfer agency and related services fees                               14,741,576            478,892
--------------------------------------------------------------------------------------------------------
   Insurance expense                                                        4,127,173             89,822
--------------------------------------------------------------------------------------------------------
   Custody and accounting                                                   2,402,649            233,783
--------------------------------------------------------------------------------------------------------
   Reports and notices to shareholders                                      1,298,151             84,443
--------------------------------------------------------------------------------------------------------
   Federal and state registration fees                                        515,314            118,157
--------------------------------------------------------------------------------------------------------
   Directors'/Trustees' fees                                                  319,339             32,210
--------------------------------------------------------------------------------------------------------
   Professional fees                                                          182,087             88,570
--------------------------------------------------------------------------------------------------------
   Other expenses                                                              50,908             15,478
--------------------------------------------------------------------------------------------------------
                                                                          143,769,671         13,259,829
--------------------------------------------------------------------------------------------------------
Net investment income                                                     532,157,459         48,206,479
--------------------------------------------------------------------------------------------------------
Net realized gains (losses) from investment transactions                   10,345,071            (35,834)
========================================================================================================
Net increase in net assets resulting from operations                    $ 542,502,530      $  48,170,645
========================================================================================================

                                       56

                                                                            FOR THE YEAR ENDED JUNE 30, 2002
                                                           ----------------------------------------------------------------
                                                                              CALIFORNIA        NEW YORK        NEW JERSEY
                                                              TAX-FREE        MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                                FUND          MONEY FUND       MONEY FUND       MONEY FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:

   Interest                                                $  63,389,713    $  14,136,731    $  10,611,906    $   2,211,516
---------------------------------------------------------------------------------------------------------------------------
EXPENSES:

   Investment advisory and administration fees                14,269,603        3,711,326        2,842,699          649,029
---------------------------------------------------------------------------------------------------------------------------
   Service fees                                                4,329,723        1,017,822          756,448          155,767
---------------------------------------------------------------------------------------------------------------------------
   Transfer agency and related services fees                     778,144          177,824          150,411           43,085
---------------------------------------------------------------------------------------------------------------------------
   Insurance expense                                             284,698           84,528           70,766           27,146
---------------------------------------------------------------------------------------------------------------------------
   Custody and accounting                                        346,378           81,426           60,516           12,981
---------------------------------------------------------------------------------------------------------------------------
   Reports and notices to shareholders                           164,864           41,232           73,936           34,778
---------------------------------------------------------------------------------------------------------------------------
   Federal and state registration fees                           328,638           49,100           60,971           17,579
---------------------------------------------------------------------------------------------------------------------------
   Directors'/Trustees' fees                                      60,998           18,728           10,174            8,036
---------------------------------------------------------------------------------------------------------------------------
   Professional fees                                             148,086           84,545           80,169           42,417
---------------------------------------------------------------------------------------------------------------------------
   Other expenses                                                 53,352            1,367           10,468            5,908
---------------------------------------------------------------------------------------------------------------------------
                                                              20,764,484        5,267,898        4,116,558          996,726
---------------------------------------------------------------------------------------------------------------------------
Net investment income                                         42,625,229        8,868,833        6,495,348        1,214,790
===========================================================================================================================
Net realized gains (losses) from investment transactions         143,281            9,787               (2)             (30)
===========================================================================================================================
Net increase in net assets resulting from operations       $  42,768,510    $   8,878,620    $   6,495,346    $   1,214,760
===========================================================================================================================

                 See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE YEARS ENDED JUNE 30,
                                                               ------------------------------------
                                                                     2002                2001
---------------------------------------------------------------------------------------------------
UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO
FROM OPERATIONS:

Net investment income                                          $    532,157,459    $  1,146,971,858
---------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                10,345,071          (3,082,725)
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                542,502,530       1,143,889,133
---------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income                                              (532,157,459)     (1,146,971,858)
---------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions          149,601,330       6,790,929,305
---------------------------------------------------------------------------------------------------
Net increase in net assets                                          159,946,401       6,787,846,580
---------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                22,609,036,013      15,821,189,433
---------------------------------------------------------------------------------------------------
End of year                                                    $ 22,768,982,414    $ 22,609,036,013
===================================================================================================

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO
FROM OPERATIONS:

Net investment income                                          $     48,206,479    $     94,832,627
---------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                   (35,834)             33,833
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 48,170,645          94,866,460
---------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income                                               (48,206,479)        (94,832,627)
---------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions          356,561,029         329,424,207
---------------------------------------------------------------------------------------------------
Net increase in net assets                                          356,525,195         329,458,040
---------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                 2,000,303,409       1,670,845,369
---------------------------------------------------------------------------------------------------
End of year                                                    $  2,356,828,604    $  2,000,303,409
===================================================================================================

                 See accompanying notes to financial statements

                                       58

                                                                   FOR THE YEARS ENDED JUNE 30,
                                                               ------------------------------------
                                                                     2002                2001
---------------------------------------------------------------------------------------------------
UBS PAINEWEBBER RMA TAX-FREE FUND, INC.
FROM OPERATIONS:

Net investment income                                          $     42,625,229    $    102,906,675
---------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                         143,281              64,269
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                 42,768,510         102,970,944
---------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income                                               (42,552,220)       (102,979,684)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital share transactions                                        (30,846,955)        692,281,291
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                               (30,630,665)        692,272,551
---------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                 3,286,150,264       2,593,877,713
---------------------------------------------------------------------------------------------------
End of year                                                    $  3,255,519,599    $  3,286,150,264
===================================================================================================

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND
FROM OPERATIONS:

Net investment income                                          $      8,868,833    $     19,741,808
---------------------------------------------------------------------------------------------------
Net realized gains from investment transactions                           9,787              39,561
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  8,878,620          19,781,369
---------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income                                                (8,868,833)        (19,741,808)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from
  beneficial interest transactions                                   (6,306,936)        133,497,738
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                                (6,297,149)        133,537,299
---------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                   759,961,454         626,424,155
---------------------------------------------------------------------------------------------------
End of year                                                    $    753,664,305    $    759,961,454
===================================================================================================

                 See accompanying notes to financial statements

                                       59

                                                                   FOR THE YEARS ENDED JUNE 30,
                                                               ------------------------------------
                                                                     2002               2001
---------------------------------------------------------------------------------------------------
UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND
FROM OPERATIONS:

Net investment income                                          $      6,495,348    $     15,588,384
---------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                        (2)             80,148
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  6,495,346          15,668,532
---------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income                                                (6,495,348)        (15,588,384)
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets derived from
  beneficial interest transactions                                  (15,149,645)        137,157,062
---------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                               (15,149,647)        137,237,210
---------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                   574,490,391         437,253,181
---------------------------------------------------------------------------------------------------
End of year                                                    $    559,340,744    $    574,490,391
===================================================================================================

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND
FROM OPERATIONS:

Net investment income                                          $      1,214,790    $      2,811,947
---------------------------------------------------------------------------------------------------
Net realized gain (loss) from investment transactions                       (30)              9,089
---------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                  1,214,760           2,821,036
---------------------------------------------------------------------------------------------------
DIVIDENDS TO SHAREHOLDERS FROM:

Net investment income                                                (1,214,790)         (2,811,947)
---------------------------------------------------------------------------------------------------
Net increase in net assets derived from
  beneficial interest transactions                                   26,337,247           8,877,399
---------------------------------------------------------------------------------------------------
Net increase in net assets                                           26,337,217           8,886,488
---------------------------------------------------------------------------------------------------
NET ASSETS:

Beginning of year                                                   102,162,484          93,275,996
---------------------------------------------------------------------------------------------------
End of year                                                    $    128,499,701    $    102,162,484
===================================================================================================

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

UBS PaineWebber RMA Money Fund, Inc. (the "Corporation") and UBS PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free") were organized under the laws of Maryland on July 2, 1982 and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. RMA Tax-Free is a diversified mutual fund and the Corporation is a series mutual fund with three portfolios, each of which are diversified series: UBS PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), UBS PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") and UBS PaineWebber Retirement Money Fund. The financial statements of UBS PaineWebber Retirement Money Fund are not included herein.

UBS PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and UBS PaineWebber Municipal Money Market Series ("Municipal Money Market Series") were organized under Massachusetts law by Declarations of Trust dated November 21, 1986 and September 14, 1990, respectively, and are registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as open-end management investment companies. Managed Municipal Trust currently offers two non-diversified series: UBS PaineWebber RMA California Municipal Money Fund ("RMA California") and UBS PaineWebber RMA New York Municipal Money Fund ("RMA New York"). Municipal Money Market Series currently offers one non-diversified series of mutual funds: UBS PaineWebber RMA New Jersey Municipal Money Fund ("RMA New Jersey", and when referred together with Money Market Portfolio, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York collectively, the "Funds").

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Funds' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

REPURCHASE AGREEMENTS--The Money Market Portfolio's and U.S. Government Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Fund occasionally participates in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (US) Inc. ("UBS Global AM," formerly known as Brinson Advisors, Inc.). UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial services industry.

DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

Additionally, RMA California, RMA New York and RMA New Jersey follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and certain of their public bodies and municipalities may affect the ability of issuers within each state to pay interest on, or repay principal of, municipal obligations held by each of those Funds.

INVESTMENT ADVISOR AND ADMINISTRATOR

Each Fund has entered into a board approved Investment Advisory and Administration Contract ("Advisory Contract") with UBS PaineWebber Inc. ("UBS PaineWebber(SM)*"), an indirect wholly owned subsidiary of UBS AG, under which UBS PaineWebber serves as investment advisor and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays UBS PaineWebber an

----------
* UBS PaineWebber is a service mark of UBS AG.

investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

AVERAGE DAILY NET ASSETS                                          ANNUAL RATE
-----------------------------------------------------------------------------
MONEY MARKET PORTFOLIO AND RMA NEW JERSEY:
All                                                                     0.50%
-----------------------------------------------------------------------------
U.S. GOVERNMENT PORTFOLIO, RMA CALIFORNIA AND RMA NEW YORK:
Up to $300 million                                                      0.50
In excess of $300 million up to $750 million                            0.44
Over $750 million                                                       0.36
-----------------------------------------------------------------------------
RMA TAX-FREE:
Up to $1.0 billion                                                      0.50
In excess of $1.0 billion up to $1.5 billion                            0.44
Over $1.5 billion                                                       0.36
=============================================================================

At June 30, 2002, the Funds owed UBS PaineWebber for investment advisory and administration fees as follows:

Money Market Portfolio                                           $  9,508,074
-----------------------------------------------------------------------------
U.S. Government Portfolio                                             763,436
-----------------------------------------------------------------------------
RMA Tax-Free                                                        1,143,386
-----------------------------------------------------------------------------
RMA California                                                        292,715
-----------------------------------------------------------------------------
RMA New York                                                          225,177
-----------------------------------------------------------------------------
RMA New Jersey                                                         56,072
=============================================================================

UBS Global AM serves as sub-advisor and sub-administrator to the Funds pursuant to Sub-Advisory and Sub-Administration Contracts between UBS PaineWebber and UBS Global AM (each a "Sub-Advisory Contract"). In accordance with each Sub-Advisory Contract, UBS PaineWebber (not the Funds) pays UBS Global AM a fee, accrued daily and paid monthly, at an annual rate of 20% of the fee paid by the Funds to UBS PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

UBS Global AM is the principal underwriter of each Fund's shares. Under the plans of distribution, U.S. Government Portfolio, RMA Tax-Free, RMA California and RMA New York are authorized to pay UBS Global AM a monthly service fee at the annual rate of up to 0.15% of average daily net assets and RMA New Jersey is authorized to pay at the annual rate of up to 0.12% of average daily net assets for providing certain shareholder services. Currently, UBS Global AM is compensated for providing such services at the annual rate of 0.125% for each of those Funds except for RMA New Jersey, which pays at the annual rate of 0.12%. No such fees are charged by UBS Global AM for the similar services it provides for the Money Market Portfolio. At June 30, 2002, the Funds owed UBS Global AM for such service fees as follows:

U.S. Government Portfolio                                        $    242,822
-----------------------------------------------------------------------------
RMA Tax-Free                                                          345,639
-----------------------------------------------------------------------------
RMA California                                                         79,377
-----------------------------------------------------------------------------
RMA New York                                                           59,768
-----------------------------------------------------------------------------
RMA New Jersey                                                         13,457
=============================================================================

SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Funds receive compensation, which is included in interest income, for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. Government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. UBS PaineWebber and other affiliated broker-dealers have been approved as borrowers under the Funds' securities lending program. For the year ended June 30, 2002, Money Market Portfolio and U.S. Government Portfolio earned $29,857 and $257,209, respectively, for lending its securities, net of rebates, fees and expenses. Money Market Portfolio and U.S. Government Portfolio paid UBS PaineWebber $9,996 and $86,725, respectively, for services performed in its capacity as the Funds' lending agent for the year ended June 30, 2002. At June 30, 2002, Money Market Portfolio and U.S. Government Portfolio owed UBS PaineWebber $9,996 and $5,362, respectively, in compensation.

At June 30, 2002, Money Market Portfolio and U.S. Government Portfolio had securities on loan having a market value of $192,412,693 and $56,819,280, respectively. The custodian for Money Market Portfolio and U.S. Government Portfolio held collateral which consisted entirely of $197,087,100 in cash for the Money Market portfolio and consisted of a Treasury Bill valued at $52,798,070 and cash of $5,231,250 for the U.S. Government Portfolio. The cash portion of the portfolio securities loaned was invested as follows:

 NUMBER OF                                                         MARKET
  SHARES                                                            VALUE
-----------------------------------------------------------------------------
MONEY MARKET PORTFOLIO
197,087,100    UBS Private Money Market Fund LLC
                (cost -- $197,087,100)                         $  197,087,100

 PRINCIPAL
  AMOUNT                                                          MARKET
  (000)                                                            VALUE
---------------------------------------------------------------------------
U.S. GOVERNMENT PORTFOLIO
$4,459,638     Repurchase Agreement dated 06/28/02 with
                Societe Generale, collateralized by
                $3,520,000 U.S. Treasury Bonds, 8.000% due
                11/15/21 (value -- $4,549,600);
                proceeds: $4,460,336                          $    4,459,638
----------------------------------------------------------------------------
NUMBER OF
 SHARES
----------------------------------------------------------------------------
115,102        AIM Treasury Fund                                     115,102
----------------------------------------------------------------------------
 18,191        BlackRock Treasury Trust Fund                          18,191
----------------------------------------------------------------------------
638,319        Federated Treasury Securities Fund                    638,319
----------------------------------------------------------------------------
               Total investments of cash collateral for
                securities loaned (cost -- $5,231,250)        $    5,231,250
============================================================================

TRANSFER AGENCY RELATED SERVICES FEES

UBS PaineWebber provides transfer agency related services to the Funds pursuant to a delegation of authority from PFPC, Inc. ("PFPC"), the Funds' transfer agent, and is compensated for these services by PFPC, not the Funds. For the year ended June 30, 2002, UBS PaineWebber received an approximate percentage of the total transfer agency related services fees paid by a Fund to PFPC from PFPC, not the Funds, as follows:

Money Market Portfolio                                                    55%
-----------------------------------------------------------------------------
U.S. Government Portfolio                                                 55%
-----------------------------------------------------------------------------
RMA Tax-Free                                                              55%
-----------------------------------------------------------------------------
RMA California                                                            55%
-----------------------------------------------------------------------------
RMA New York                                                              54%
-----------------------------------------------------------------------------
RMA New Jersey                                                            59%
=============================================================================

OTHER LIABILITIES

At June 30, 2002, the Funds had the following liabilities outstanding:

                                                                PAYABLE FOR
                                                  DIVIDENDS     INVESTMENTS
                                                   PAYABLE       PURCHASED
----------------------------------------------------------------------------
Money Market Portfolio                          $  6,862,138   $ 988,416,840
----------------------------------------------------------------------------
U.S. Government Portfolio                            629,013              --
----------------------------------------------------------------------------
RMA Tax-Free                                         562,997      90,331,263
----------------------------------------------------------------------------
RMA California                                       114,906      74,852,994
----------------------------------------------------------------------------
RMA New York                                          85,309      48,152,769
----------------------------------------------------------------------------
RMA New Jersey                                        20,142              --
============================================================================

MONEY MARKET FUND INSURANCE BONDS

At June 30, 2002, each Fund (except U.S. Government Portfolio) had insurance bonds that provided limited coverage for certain loss events involving certain money market instruments held by each of these Funds. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The insurance bonds provided for coverage up to $200 million for a number of funds with a deductible of 30 basis points (0.30%) of the total assets of each Fund for First Tier Securities, determined as of the close of business on the first business day prior to the loss event. In the event of a loss covered under the insurance bonds, each Fund would have expected to retain the security in its portfolio, rather than having to sell it at its current market value, until the date of payment of the loss, which would generally be no later than the maturity of the security. While the insurance bonds were intended to provide some protection against credit risk and to help each Fund maintain a constant price per share of $1.00, there was no guarantee that the insurance bonds would have done so. For the year ended June 30, 2002, the Funds did not use these insurance bonds.

FEDERAL TAX STATUS

Each Fund intends to distribute all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all net investment income, capital gains and certain other amounts, if any, the Funds intend not to be subject to federal excise tax.

At June 30, 2002, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders by the Money Market Portfolio and U.S. Government Portfolio during the fiscal years ended June
30, 2002 and June 30, 2001, was ordinary income. The tax character of distributions paid to shareholders by RMA Tax-Free, RMA California, RMA New
York and RMA New Jersey during the fiscal years ended June 30, 2002 and June 30, 2001 was tax-exempt income.

At June 30, 2002, the following Funds had net capital loss carryforwards available as reductions, to the extent provided in the regulations, of future net realized capital gains. These losses expire as follows:

FISCAL YEAR                                       RMA              RMA
ENDING                                          TAX-FREE        CALIFORNIA
--------------------------------------------------------------------------------
2003                                                  --        $    37,644
--------------------------------------------------------------------------------
2004                                            $    108             23,373
--------------------------------------------------------------------------------
2005                                                  --                 --
--------------------------------------------------------------------------------
                                                $    108        $    61,017
================================================================================

In accordance with U.S. Treasury regulations, U.S. Government Portfolio, RMA Tax-Free and RMA New Jersey have elected to defer, respectively, $66,251, $733 and $30 of net realized capital losses arising after October 31, 2001. Such losses are treated for tax purposes as arising on July 1, 2002.

BANK LINE OF CREDIT

RMA Tax-Free may participate with other funds managed, advised or sub-advised by UBS Global AM in a $300 million committed credit facility (the "Facility") with UBS AG, Stamford Branch, to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of RMA Tax-Free at the request of the shareholders and other temporary or emergency purposes.

Under the Facility arrangement, RMA Tax-Free has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to RMA Tax-Free at rates based on prevailing market rates in effect at the time of borrowings. On December 31, 2001, RMA Tax-Free borrowed $77,500,000 under the Facility for two days at a rate of 1.92%, which resulted in $8,267 of interest expense. At June 30, 2002, there are no outstanding borrowings under the Facility.

CAPITAL SHARE TRANSACTIONS

There are 60 billion $0.001 par value authorized shares of common stock relating to Money Market Portfolio, 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio and 20 billion $0.001 par value authorized shares of common stock relating to RMA Tax-Free. Transactions in capital shares, at $1.00 per share, were as follows:

FOR THE YEAR ENDED         MONEY MARKET     U.S. GOVERNMENT        RMA
JUNE 30, 2002:               PORTFOLIO         PORTFOLIO         TAX-FREE
-----------------------------------------------------------------------------
Shares sold               153,678,521,921   13,381,868,290     19,245,238,308
-----------------------------------------------------------------------------
Shares repurchased       (154,066,937,112) (13,074,060,124)   (19,319,463,245)
-----------------------------------------------------------------------------
Dividends reinvested          538,016,521       48,752,863         43,377,982
-----------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding       149,601,330      356,561,029        (30,846,955)
-----------------------------------------------------------------------------


FOR THE YEAR ENDED         MONEY MARKET     U.S. GOVERNMENT        RMA
JUNE 30, 2001:               PORTFOLIO         PORTFOLIO         TAX-FREE
-----------------------------------------------------------------------------
Shares sold               161,726,241,398   11,087,530,733     21,741,287,432
-----------------------------------------------------------------------------
Shares repurchased       (156,054,592,078) (10,851,110,879)   (21,150,089,400)
-----------------------------------------------------------------------------
Dividends reinvested        1,119,279,985       93,004,353        101,083,259
-----------------------------------------------------------------------------
Net increase in shares
  outstanding               6,790,929,305      329,424,207        692,281,291
=============================================================================

BENEFICIAL INTEREST

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized for RMA California, RMA New York and RMA New Jersey. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                            CALIFORNIA         NEW YORK         NEW JERSEY
FOR THE YEAR ENDED        MUNICIPAL MONEY   MUNICIPAL MONEY  MUNICIPAL MONEY
JUNE 30, 2002:                 FUND              FUND              FUND
-----------------------------------------------------------------------------
Shares sold                 3,977,382,059    3,724,376,063        832,521,578
-----------------------------------------------------------------------------
Shares repurchased         (3,992,761,726)  (3,746,149,537)      (807,408,773)
-----------------------------------------------------------------------------
Dividends reinvested            9,072,731        6,623,829          1,224,442
-----------------------------------------------------------------------------
Net increase (decrease)
  in shares outstanding        (6,306,936)     (15,149,645)        26,337,247
=============================================================================

                             CALIFORNIA         NEW YORK         NEW JERSEY
FOR THE YEAR ENDED         MUNICIPAL MONEY   MUNICIPAL MONEY  MUNICIPAL MONEY
JUNE 30, 2001:                  FUND              FUND              FUND
-----------------------------------------------------------------------------
Shares sold                 4,428,426,525    4,309,614,855        826,979,088
-----------------------------------------------------------------------------
Shares repurchased         (4,314,257,512)  (4,187,708,277)      (820,856,612)
-----------------------------------------------------------------------------
Dividends reinvested           19,328,725       15,250,484          2,754,923
-----------------------------------------------------------------------------
Net increase in shares
  outstanding                 133,497,738      137,157,062          8,877,399
=============================================================================

UBS PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                ----------------------------------------------------------------------------

                                     2002           2001           2000            1999            1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR             $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
Net investment income                  0.022           0.055           0.052           0.046           0.051
------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   (0.022)         (0.055)         (0.052)         (0.046)         (0.051)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                   $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT
  RETURN(1)                             2.25%           5.61%           5.29%           4.76%           5.21%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL
  DATA:

Net assets,
   end of year (000's)          $ 22,768,982   $  22,609,036   $  15,821,189   $  13,446,140   $  11,135,226
------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets                            0.60%           0.59%           0.59%           0.59%           0.60%
------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets                 2.21%           5.42%           5.19%           4.64%           5.09%
============================================================================================================

(1). Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

UBS PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                ----------------------------------------------------------------------------

                                     2002           2001           2000            1999            1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR             $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
Net investment income                  0.021           0.052           0.048           0.044           0.049
------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   (0.021)         (0.052)         (0.048)         (0.044)         (0.049)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                   $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              2.12%           5.31%           4.88%           4.45%           5.05%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets,
  end of year (000's)           $  2,356,829   $   2,000,303   $   1,670,845   $   1,354,594   $   1,179,575
------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets                            0.57%           0.57%           0.59%           0.60%           0.57%
------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets                 2.06%           5.15%           4.81%           4.35%           4.93%
============================================================================================================

(1). Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

UBS PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                ----------------------------------------------------------------------------

                                     2002           2001           2000            1999            1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR             $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
Net investment income                  0.012           0.032           0.031           0.026           0.031
------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   (0.012)         (0.032)         (0.031)         (0.026)         (0.031)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  END OF YEAR                   $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              1.24%           3.28%           3.10%           2.67%           3.10%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets,
  end of year (000's)           $  3,255,520   $   3,286,150   $   2,593,878   $   2,424,938   $   2,271,969
------------------------------------------------------------------------------------------------------------
Expenses to average
  net assets                            0.60%           0.59%           0.60%           0.59%           0.58%
------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets                 1.23%           3.20%           3.06%           2.63%           3.06%
============================================================================================================

(1). Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

UBS PAINEWEBBER RMA CALIFORNIA MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                ----------------------------------------------------------------------------

                                     2002           2001           2000            1999            1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR              $      1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
Net investment income                  0.011           0.027           0.026           0.023           0.028
------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   (0.011)         (0.027)         (0.026)         (0.023)         (0.028)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR     $      1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              1.10%           2.75%           2.59%           2.31%           2.87%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's)  $   753,664   $     759,961   $     626,424   $     575,296   $     566,957
------------------------------------------------------------------------------------------------------------
Expenses to average net assets          0.65%           0.66%           0.65%           0.67%           0.65%
------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets                 1.09%           2.70%           2.56%           2.28%           2.83%
============================================================================================================

(1). Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

UBS PAINEWEBBER RMA NEW YORK MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                ----------------------------------------------------------------------------

                                     2002           2001           2000            1999            1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR             $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
Net investment income                  0.011           0.030           0.029           0.025           0.029
------------------------------------------------------------------------------------------------------------
Dividends from net
  investment income                   (0.011)         (0.030)         (0.029)         (0.025)         (0.029)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              1.08%           3.04%           2.93%           2.50%           2.97%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's) $    559,341   $     574,490   $     437,253   $     372,880   $     339,391
------------------------------------------------------------------------------------------------------------
Expenses to average net assets          0.68%           0.69%           0.67%           0.65%           0.65%
------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets                 1.07%           2.95%           2.90%           2.46%           2.92%
============================================================================================================

(1). Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

UBS PAINEWEBBER RMA NEW JERSEY MUNICIPAL MONEY FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                          FOR THE YEARS ENDED JUNE 30,
                                ----------------------------------------------------------------------------
                                     2002           2001           2000            1999            1998
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE,
  BEGINNING OF YEAR             $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
Net investment income                  0.010           0.028           0.027           0.022           0.026
------------------------------------------------------------------------------------------------------------
Dividends from net investment
  income                              (0.010)         (0.028)         (0.027)         (0.022)         (0.026)
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR    $       1.00   $        1.00   $        1.00   $        1.00   $        1.00
------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(1)              0.97%           2.86%           2.72%           2.21%           2.67%
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of year (000's) $    128,500   $     102,162   $      93,276   $      62,972   $      48,279
------------------------------------------------------------------------------------------------------------
Expenses to average net assets          0.77%           0.79%           0.78%           0.89%           0.85%
------------------------------------------------------------------------------------------------------------
Net investment income
  to average net assets                 0.94%           2.77%           2.69%           2.18%           2.64%
============================================================================================================

(1). Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

UBS PAINEWEBBER RMA

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Boards of Directors/Trustees and Shareholders of:
UBS PaineWebber RMA Money Fund, Inc.
UBS PaineWebber RMA Tax-Free Fund, Inc.
UBS PaineWebber Managed Municipal Trust
UBS PaineWebber Municipal Money Market Series

We have audited the accompanying statements of net assets of the UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio of the UBS PaineWebber RMA Money Fund, Inc., UBS PaineWebber RMA Tax-Free Fund, Inc., UBS PaineWebber Managed Municipal Trust (comprised of UBS PaineWebber RMA California Municipal Money Fund and UBS PaineWebber RMA New York Municipal Money
Fund) and UBS PaineWebber Municipal Money Market Series (comprised of UBS PaineWebber RMA New Jersey Municipal Money Fund) (collectively, the "Funds") as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned at June 30, 2002, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS PaineWebber RMA Money Market Portfolio, UBS PaineWebber RMA U.S. Government Portfolio, UBS PaineWebber RMA Tax-Free Fund, Inc., UBS PaineWebber RMA California Municipal Money Fund, UBS PaineWebber RMA New York Municipal Money Fund and UBS PaineWebber RMA New Jersey Municipal Money Fund at

June 30, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

New York, New York
August 19, 2002

TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end (June 30, 2002) as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that all dividends paid during the period by RMA California, RMA New York, RMA New Jersey and RMA Tax-Free were federally exempt interest dividends. Except for RMA Tax-Free, all dividends paid by the aforementioned funds were exempt from personal income taxes from their respective states. All of the distributions paid during the fiscal year by RMA Money Market Portfolio and RMA U.S. Government Portfolio were derived from net investment income and are taxable as ordinary income. None of the distributions by any of the above funds qualified for the dividend received deduction available to corporate shareholders.

Dividends received by qualified tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 2002. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 2003. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each respective Fund.

SUPPLEMENTAL INFORMATION (UNAUDITED)

BOARDS OF DIRECTORS OR TRUSTEES & OFFICERS

UBS PaineWebber RMA Money Fund, Inc. ("RMA Money Fund") and UBS PaineWebber RMA Tax-Free Fund, Inc. ("RMA Tax-Free Fund") (each a "Corporation") were organized as Maryland corporations. UBS PaineWebber RMA Money Market Portfolio and UBS PaineWebber RMA U.S. Government Portfolio are series of RMA Money Fund. UBS PaineWebber Managed Municipal Trust ("Managed Municipal Trust") and UBS PaineWebber Municipal Money Market Series ("Municipal Money Market Series") (each a "Trust") were formed as business trusts under the laws of the Commonwealth of Massachusetts. UBS PaineWebber RMA California Municipal Money Fund and UBS PaineWebber RMA New York Municipal Money Fund are series of Managed Municipal Trust. UBS PaineWebber RMA New Jersey Municipal Money Fund is a series of Municipal Money Market Series.

INTERESTED BOARD MEMBERS

                                                  TERM OF
                               POSITION(S)      OFFICE+ AND
                                HELD WITH        LENGTH OF
    NAME, ADDRESS,            CORPORATIONS/        TIME               PRINCIPAL OCCUPATION(S)
      AND AGE                    TRUSTS           SERVED                DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------
Margo N. Alexander*++;        Director/      Since 1996          Mrs. Alexander is an executive
55                            Trustee        (Managed            vice president of UBS PaineWebber
                                             Municipal Trust,    (since March 1984). She was
                                             RMA Money Fund,     chief executive officer of UBS
                                             RMA Tax-Free Fund)  Global AM from January 1995 to
                                             Since 1995          October 2000, a director (from
                                             (Municipal Money    January 1995 to September 2001)
                                             Market Series)      and chairman (from March 1999
                                                                 to September 2001).

E. Garrett Bewkes, Jr.**++;   Director/      Since 1984          Mr. Bewkes serves as a consultant
75                            Trustee        (Managed            to UBS PaineWebber (since
                              and Chairman   Municipal Trust)    May 1999). Prior to November
                              of the Board   Since 1996          2000, he was a director of Paine
                              of Directors/  (Municipal Money    Webber Group Inc. ("PW Group",
                              Trustees       Market Series)      formerly the holding company
                                             Since 1982          of UBS PaineWebber and
                                             (RMA Money          UBS Global AM) and prior
                                             Fund, RMA           to 1996, he was a consultant to
                                             Tax-Free Fund)      PW Group. Prior to 1988, he was
                                                                 chairman of the board, president
                                                                 and chief executive officer of
                                                                 American Bakeries Company.

Each Corporation or Trust is governed by a board of directors or trustees, respectively (sometimes referred to as "board members"), which oversees the operations of the applicable fund. The table below shows, for each board member and officer, his or her name, address and age, the position held with the Corporation or Trust, the length of time served as a board member or officer of the Corporation or Trust, the board member's and officer's principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the board member or for which a person served as an officer, and other directorships held by such board member or officer.

The Corporations' and Trusts' Statement of Additional Information contains additional information about the board members and officers and is available, without charge, upon request, by calling 1-800-762 1000.

               NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                OTHER DIRECTORSHIPS
        OVERSEEN BY BOARD MEMBER                HELD BY BOARD MEMBER
---------------------------------------------------------------------
Mrs. Alexander is a director or trustee        None
of 22 investment companies
(consisting of 43 portfolios) for which
UBS Global AM, UBS PaineWebber or one of
their affiliates serves as investment
advisor, sub-advisor or manager.

Mr. Bewkes is a director or trustee of         Mr. Bewkes is also a
35 investment companies (consisting of         director of Interstate
56 portfolios) for which UBS Global AM,        Bakeries Corporation.
UBS PaineWebber or one of their
affiliates serves as investment advisor,
sub-advisor or manager.

INDEPENDENT BOARD MEMBERS (UNAUDITED)

                                               TERM OF
                              POSITION(S)    OFFICE+ AND
                               HELD WITH      LENGTH OF
    NAME, ADDRESS,           CORPORATIONS/      TIME               PRINCIPAL OCCUPATION(S)
        AND AGE                 TRUSTS         SERVED                DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------
Richard Q. Armstrong; 67     Director/        Since 1996   Mr. Armstrong is chairman and
R.Q.A. Enterprises           Trustee                       principal of R.Q.A Enterprises
One Old Church Road--                                      (management consulting firm)
Unit # 6                                                   (since April 1991 and principal
Greenwich, CT 06830                                        occupation since March 1995).
                                                           Mr. Armstrong was chairman of the
                                                           board, chief executive officer and
                                                           co-owner of Adirondack Beverages
                                                           (producer and distributor of soft
                                                           drinks and sparkling/still waters)
                                                           (October 1993-March 1995). He
                                                           was a partner of The New England
                                                           Consulting Group (management
                                                           consulting firm) (December 1992-
                                                           September 1993). He was managing
                                                           director of LVMH U.S. Corporation
                                                           (U.S. subsidiary of the French luxury
                                                           goods conglomerate, Louis Vuitton
                                                           Moet Hennessey Corporation)
                                                           (1987-1991) and chairman of its
                                                           wine and spirits subsidiary,
                                                           Schieffelin & Somerset Company
                                                           (1987-1991).

David J. Beaubien; 67        Director/        Since 2001   Mr. Beaubien is chairman of
101 Industrial Road          Trustee                       Yankee Environmental Systems, Inc.,
Turners Falls, MA 01376                                    a manufacturer of meteorological
                                                           measuring systems. Prior to
                                                           January 1991, he was senior vice
                                                           president of EG&G, Inc., a company
                                                           which makes and provides a variety
                                                           of scientific and technically oriented
                                                           products and services. From 1985 to
                                                           January 1995, Mr. Beaubien served
                                                           as a director or trustee on the boards
                                                           of the Kidder, Peabody & Co.
                                                           Incorporated mutual funds.

                                       80

                 NUMBER OF
         PORTFOLIOS IN FUND COMPLEX                         OTHER DIRECTORSHIPS
          OVERSEEN BY BOARD MEMBER                          HELD BY BOARD MEMBER
-----------------------------------------------------------------------------------------
Mr. Armstrong is a director or trustee of 22        Mr. Armstrong is also a director of
Investment companies (consisting of 43              AlFresh Beverages Canada, Inc.
portfolios) for which UBS Global AM,                (a Canadian Beverage subsidiary of
UBS PaineWebber or one of their                     AlFresh Foods Inc.) (since October
affiliates serves as investment advisor,            2000).
sub-advisor or manager.


Mr. Beaubien is a director or trustee of 22         Mr. Beaubien is also a director of
investment companies (consisting of 43              IEC Electronics, Inc., a manufacturer
portfolios) for which UBS Global AM,                of electronic assemblies.
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

                                       81

                                           TERM OF
                        POSITION(S)      OFFICE+ AND
                         HELD WITH        LENGTH OF
  NAME, ADDRESS,       CORPORATIONS/         TIME                PRINCIPAL OCCUPATION(S)
     AND AGE              TRUSTS            SERVED                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------
Richard R. Burt; 55    Director/      Since 1996           Mr. Burt is chairman of Diligence LLC
1275 Pennsylvania      Trustee                             (international information and
Ave., N.W.                                                 security firm) and IEP Advisors
Washington,                                                (international investments and
D.C. 20004                                                 consulting firm). He was the chief
                                                           negotiator in the
                                                           Strategic Arms Reduction
                                                           Talks with the former
                                                           Soviet Union (1989-1991)
                                                           and the U.S. Ambassador
                                                           to the Federal Republic
                                                           of Germany (1985-1989).
                                                           From 1991-1994, he
                                                           served as a partner of
                                                           McKinsey & Company
                                                           (management consulting
                                                           firm).

Meyer Feldberg; 60     Director/      Since 1991           Mr. Feldberg is Dean and Professor
Columbia University    Trustee        (Managed             of Management of the Graduate
101 Uris Hall                         Municipal Trust)     School of Business, Columbia
New York,                             Since 1996           University. Prior to 1989, he was
New York 10027                        (Municipal Money     president of the Illinois Institute
                                      Market Series)       of Technology.
                                      Since 1992
                                      (RMA Money Fund,
                                      RMA Tax-Free Fund)

George W. Gowen;       Director/      Since 1984           Mr. Gowen is a partner in the law
72 666 Third           Trustee        (Managed Municipal   firm of Dunnington, Bartholow &
Avenue New York,                      Trust)               Miller. Prior to May 1994, he was
New York 10017                        Since 1996           a partner in the law firm of
                                      (Municipal Money     Fryer, Ross & Gowen.
                                      Market Series)
                                      Since 1982
                                      (RMA Money Fund,
                                      RMA Tax-Free Fund)

William W. Hewitt,     Director/      Since 2001           Mr. Hewitt is retired. From 1990
Jr.***; 74 c/o UBS     Trustee                             to January 1995, Mr. Hewitt served
Global Asset.                                              as a director or trustee on the
Management (US)                                            boards of the Kidder, Peabody & Co.
Inc 51 West 52nd                                           Incorporated mutual funds. From
StreetNew York,                                            1986-1988, he was an executive
New York                                                   vice president and director of mutual
10019-6114                                                 funds, insurance and trust services
                                                           of Shearson Lehman Brothers Inc.
                                                           From 1976-1986, he was president of
                                                           Merrill Lynch Funds Distributor, Inc.

                                       82

                  NUMBER OF
          PORTFOLIOS IN FUND COMPLEX                                OTHER DIRECTORSHIPS
           OVERSEEN BY BOARD MEMBER                                 HELD BY BOARD MEMBER
---------------------------------------------------------------------------------------------------
Mr. Burt is a director or trustee of 22                 Mr. Burt is also a director of
investment companies (consisting of 43                  Archer-Daniels-Midland Company
portfolios) for which UBS Global AM,                    (agricultural commodities), Hollinger
UBS PaineWebber or one of their                         International Company (publishing), six
affiliates serves as investment advisor,                investment companies in the Deutsche
sub-advisor or manager.                                 Bank family of funds, nine investment
                                                        companies in the Flag Investors family of
                                                        funds, The Central European Fund, Inc.
                                                        and The Germany Fund, Inc., a director of
                                                        IGT, Inc. (provides technology to gaming
                                                        and wagering industry) (since July 1999)
                                                        and chairman of Weirton Steel Corp.
                                                        (makes and finishes steel products) (since
                                                        April 1996).

Dean Feldberg is a director or trustee of 35            Dean Feldberg is also a director of
investment companies (consisting of 56                  Primedia Inc. (publishing), Federated
portfolios) for which UBS Global AM,                    Department Stores, Inc. (operator
UBS PaineWebber or one of their affiliates              of department stores), Revlon, Inc.
serves as investment advisor, sub-advisor               (cosmetics), Select Medical Inc. (healthcare
or manager.                                             services) and SAPPI, Ltd. (producer of
                                                        paper).

Mr. Gowen is a director or trustee of 35                None
investment companies (consisting of 56
portfolios) for which UBS Global AM, UBS
PaineWebber or one of their affiliates serves
as investment advisor, sub-advisor or manager.

Mr. Hewitt is a director or trustee of 22               Mr. Hewitt is also a director or
investment companies (consisting of 43                  trustee of the Guardian Life
portfolios) for which UBS Global AM,                    Insurance Company mutual funds.
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

                                       83

                                                TERM OF
                            POSITION(S)      OFFICE+ AND
                             HELD WITH         LENGTH OF
     NAME, ADDRESS,        CORPORATIONS/         TIME                PRINCIPAL OCCUPATION(S)
        AND AGE               TRUSTS            SERVED                 DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------
Morton L. Janklow; 72      Director/      Since 2001          Mr. Janklow is senior partner of
445 Park Avenue            Trustee                            Janklow & Nesbit Associates, an
New York, New York 10022                                      international literary agency
                                                              representing leading authors in
                                                              their relationships with publishers
                                                              and motion picture, television and
                                                              multi-media companies, and of
                                                              counsel to the law firm of
                                                              Janklow & Ashley.

Frederic V. Malek; 65      Director/      Since 1987          Mr. Malek is chairman of Thayer
1455 Pennsylvania          Trustee        (Managed Municipal  Capital Partners (merchant bank)
Avenue, N.W. Suite 350                    Trust, RMA Money    and chairman of Thayer Hotel
Washington, D.C. 20004                    Fund, RMA           Investors III, Thayer Hotel
                                          Tax-Free Fund)      Investors II and Lodging
                                          Since 1996          Opportunities Fund (hotel
                                          (Municipal Money    investment partnerships). From
                                          Market Series)      January 1992 to November 1992,
                                                              he was campaign manager of
                                                              Bush-Quayle '92. From 1990 to
                                                              1992, he was vice chairman and,
                                                              from 1989 to 1990, he was
                                                              president of Northwest Airlines Inc.
                                                              and NWA Inc. (holding company
                                                              of Northwest Airlines Inc.). Prior
                                                              to 1989, he was employed by the
                                                              Marriott Corporation (hotels,
                                                              restaurants, airline catering and
                                                              contract feeding), where he most
                                                              recently was an executive vice
                                                              president and president of
                                                              Marriott Hotels and Resorts.

Carl W. Schafer; 66        Director/      Since 1990          Mr. Schafer is president of the
66 Witherspoon Street      Trustee        (Municipal Money    Atlantic Foundation (charitable
#1100                                     Market Series)      foundation). Prior to January 1993,
Princeton, NJ 08542                       Since 1996          he was chairman of the Investment
                                          (Managed Municipal  Advisory Committee of the
                                          Trust, RMA Money    Howard Hughes Medical Institute.
                                          Fund, RMA
                                          Tax-Free Fund)

                                       84

               NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                                   OTHER DIRECTORSHIPS
        OVERSEEN BY BOARD MEMBER                                    HELD BY BOARD MEMBER
----------------------------------------------------------------------------------------------------
Mr. Janklow is a director or trustee of 22            None
investment companies (consisting of 43
portfolios) for which UBS Global AM,
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.


Mr. Malek is a director or trustee of 22              Mr. Malek is also a director of Aegis
investment companies (consisting of 43                Communications, Inc. (tele-services),
portfolios) for which UBS Global AM,                  American Management Systems, Inc.
UBS PaineWebber or one of their affiliates            (management consulting and
serves as investment advisor, sub-advisor             computer related services), Automatic
or manager.                                           Data Processing, Inc. (computing services),
                                                      CB Richard Ellis, Inc. (real estate services),
                                                      FPL Group, Inc. (electric services),
                                                      Manor Care, Inc. (health care) and
                                                      Northwest Airlines Inc.


Mr. Schafer is a director or trustee of 22            Mr. Schafer is also a director of
investment companies (consisting of 43                Labor Ready, Inc. (temporary
portfolios) for which UBS Global AM,                  employment), Roadway Corp.
UBS PaineWebber or one of their affiliates            (trucking), the Harding,
serves as investment advisor, sub-advisor             Loevner Funds, E.I.I. Realty Securities Trust
or manager.                                           (investment company) and Frontier
                                                      Oil Corporation and a director or trustee
                                                      of the Guardian Life Insurance Company
                                                      mutual funds.

                                       85

                                                 TERM OF
                                 POSITION(S)    OFFICE+ AND
                                  HELD WITH      LENGTH OF
     NAME, ADDRESS,             CORPORATIONS/      TIME                PRINCIPAL OCCUPATION(S)
        AND AGE                    TRUSTS         SERVED                 DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------
William D. White; 68              Director/      Since 2001    Mr. White is retired. From
P.O. Box 199                      Trustee                      February 1989 through March 1994,
Upper Black Eddy, PA 18972                                     he was president of the National
                                                               League of Professional Baseball
                                                               Clubs. Prior to 1989, he was a
                                                               television sportscaster for WPIX-TV,
                                                               New York. Mr. White served on the
                                                               board of directors of Centel from
                                                               1989 to 1993 and until recently on
                                                               the board of directors of Jefferson
                                                               Banks Incorporated, Philadelphia, PA.

                                       86

                NUMBER OF
       PORTFOLIOS IN FUND COMPLEX                     OTHER DIRECTORSHIPS
         OVERSEEN BY BOARD MEMBER                     HELD BY BOARD MEMBER
--------------------------------------------------------------------------------
Mr. White is a director or trustee of 22            None
investment companies (consisting of 43
portfolios) for which UBS Global AM,
UBS PaineWebber or one of their affiliates
serves as investment advisor, sub-advisor
or manager.

OFFICERS

                                                TERM OF                 PRINCIPAL OCCUPATION(S)
                             POSITION(S)      OFFICE+ AND                DURING PAST 5 YEARS;
                              HELD WITH        LENGTH OF                NUMBER OF PORTFOLIOS IN
  NAME, ADDRESS,            CORPORATIONS/        TIME               FUND COMPLEX FOR WHICH PERSON
     AND AGE                   TRUSTS           SERVED                     SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Debbie Baggett**;          Vice President   Since 1995         Ms. Baggett is a director and portfolio
43                                          (RMA Tax-Free      manager of UBS Global AM. Ms. Baggett
                                            Fund)              is a vice president of four investment
                                            Since 1990         companies (consisting of 9 portfolios) for
                                            (Managed           which UBS Global AM, UBS PaineWebber
                                            Municipal Trust)   or one of their affiliates serves as
                                            Since 1996         investment advisor, sub-advisor or
                                            (Municipal Money   manager.
                                            Market Series)

Thomas Disbrow**;          Vice President   Since 2000         Mr. Disbrow is a director and a senior
36                         and Assistant                       manager of the mutual fund finance
                           Treasurer                           department of UBS Global AM. Prior to
                                                               November 1999, he was a vice president
                                                               of Zweig/Glaser Advisers. Mr. Disbrow is
                                                               a vice president and assistant treasurer of
                                                               22 investment companies (consisting of
                                                               43 portfolios) for which UBS Global AM,
                                                               UBS PaineWebber or one of their
                                                               affiliates serves as investment advisor,
                                                               sub-advisor or manager.

Amy R. Doberman**;         Vice President   Since 2000         Ms. Doberman is a managing director
40                         and Secretary                       and general counsel of UBS Global AM.
                                                               From December 1997 through July 2000,
                                                               she was general counsel of Aeltus
                                                               Investment Management, Inc. Prior to working
                                                               at Aeltus, Ms. Doberman was
                                                               assistant chief counsel of the SEC's Division
                                                               of Investment Management. Ms. Doberman
                                                               is vice president and secretary of UBS
                                                               Supplementary Trust and a vice president
                                                               and secretary of 24 investment
                                                               companies (consisting of 82 portfolios)
                                                               for which UBS Global AM, UBS Global
                                                               Asset Management (Americas) Inc.,
                                                               ("UBS Global AM (Americas)"), UBS
                                                               PaineWebber or one of their affiliates
                                                               serves as investment advisor, sub-advisor
                                                               or manager.

                                       88

                                                TERM OF                 PRINCIPAL OCCUPATION(S)
                             POSITION(S)      OFFICE+ AND                DURING PAST 5 YEARS;
                              HELD WITH        LENGTH OF                NUMBER OF PORTFOLIOS IN
   NAME, ADDRESS,           CORPORATIONS/        TIME               FUND COMPLEX FOR WHICH PERSON
      AND AGE                  TRUSTS           SERVED                     SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Stephen P. Fisher**;       Vice President   Since 2002         Mr. Fisher is a managing director of
43                                                             UBS Global AM. From October 2000 to
                                                               February 2001, he was president of
                                                               Morningstar Investment Services.
                                                               From May 1999 to October 2000,
                                                               Mr. Fisher was senior vice president of
                                                               UBS Global AM. From January 1997 to
                                                               May 1999, Mr. Fisher was a senior vice
                                                               president of Prudential Investments.
                                                               Mr. Fisher is a vice president of 22
                                                               investment companies (consisting of
                                                               43 portfolios) for which UBS Global AM,
                                                               UBS PaineWebber or one of their
                                                               affiliates serves as investment advisor,
                                                               sub-advisor or manager.

Elbridge T. Gerry III**;   Vice President   Since 1996         Mr. Gerry is a managing director and
45                                          (Managed           chief investment officer--fixed income
                                            Municipal Trust)   of UBS Global AM. Mr. Gerry is a vice
                                            Since 2000         president of 6 investment companies
                                            (Municipal Money   (consisting of 11 portfolios) for which
                                            Market Series,     UBS Global AM, UBS PaineWebber
                                            RMA Tax-Free       or one of their affiliates serves as
                                            Fund)              investment advisor, sub-advisor or
                                                               manager.

                                       89

                                                TERM OF                  PRINCIPAL OCCUPATION(S)
                             POSITION(S)      OFFICE+ AND                 DURING PAST 5 YEARS;
                              HELD WITH        LENGTH OF                 NUMBER OF PORTFOLIOS IN
   NAME, ADDRESS,           CORPORATIONS/        TIME                FUND COMPLEX FOR WHICH PERSON
      AND AGE                  TRUSTS           SERVED                      SERVES AS OFFICER
-------------------------------------------------------------------------------------------------------------
David M. Goldenberg**;     Vice President   Since 2002         Mr. Goldenberg is an executive director
36                         and Assistant                       and deputy general counsel of UBS
                           Secretary                           Global AM. From 2000-2002 he was
                                                               director, legal affairs at Lazard Asset
                                                               Management. Mr. Goldenberg was global
                                                               director of compliance for SSB Citi Asset
                                                               Management Group from 1998-2000.
                                                               Hewas associate general counsel at
                                                               Smith Barney Asset Management
                                                               from 1996-1998. Prior to working at
                                                               Smith Barney Asset Management,
                                                               Mr. Goldenberg was branch chief and
                                                               senior counsel of the SEC's Division of
                                                               Investment Management. Mr. Goldenberg
                                                               is a vice president and assistant secretary
                                                               of UBS Supplementary Trust and a vice
                                                               president and assistant secretary of 24
                                                               investment companies (consisting of 82
                                                               portfolios) for which UBS Global AM,
                                                               UBS Global AM (Americas), UBS
                                                               PaineWebber or one of their affiliates
                                                               serves as investment advisor, sub-advisor
                                                               or manager.

Kevin J. Mahoney**;        Vice President   Since 1999         Mr. Mahoney is a director and a senior
36                         and Assistant                       manager of the mutual fund finance
                           Treasurer                           department of UBS Global AM. From
                                                               August 1996 through March 1999, he
                                                               was the manager of the mutual fund
                                                               internal control group of Salomon Smith
                                                               Barney. Mr. Mahoney is a vice president
                                                               and assistant treasurer of 22 investment
                                                               companies (consisting of 43 portfolios)
                                                               for which UBS Global AM, UBS
                                                               PaineWebber or one of their affiliates
                                                               serves as investment advisor, sub-advisor
                                                               or manager.

                                       90

                                                TERM OF                  PRINCIPAL OCCUPATION(S)
                             POSITION(S)      OFFICE+ AND                 DURING PAST 5 YEARS;
                              HELD WITH        LENGTH OF                 NUMBER OF PORTFOLIOS IN
   NAME, ADDRESS,           CORPORATIONS/        TIME                FUND COMPLEX FOR WHICH PERSON
      AND AGE                  TRUSTS           SERVED                     SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Michael H. Markowitz+++;   Vice President   Since 2001         Mr. Markowitz is an executive director,
37                                          (RMA Money         portfolio manager and head of U.S. short
                                            Fund)              duration fixed income of UBS Global AM.
                                                               He is also an executive director and
                                                               portfolio manager of UBS Global AM
                                                               (Americas), an affiliate of UBS Global AM.
                                                               Mr. Markowitz is a vice president of six
                                                               investment companies (consisting of 26
                                                               portfolios) for which UBS Global AM,
                                                               UBS PaineWebber or one of their
                                                               affiliates serves as investment advisor,
                                                               sub-advisor or manager.

Susan P. Ryan**; 42         Vice President  Since 1995         Ms. Ryan is an executive director and a
                                            (RMA Money         portfolio manager of UBS Global AM.
                                            Fund)              Ms. Ryan is a vice president of five
                                                               investment companies (consisting of 13
                                                               portfolios) for which UBS Global AM,
                                                               UBS PaineWebber or one of their
                                                               affiliates serves as investment advisor,
                                                               sub-advisor or manager.

Paul H. Schubert**;       Vice President    Since 1994         Mr. Schubert is an executive director
39                        and Treasurer     (Managed           and head of the mutual fund finance
                                            Municipal Trust,   department of UBS Global AM.
                                            RMA Money Fund,    Mr. Schubert is treasurer and principal
                                            RMA Tax-Free Fund) accounting officer of UBS Supplementary
                                            Since 1995         Trust and of two investment companies
                                            (Municipal Money   (consisting of 39 portfolios) and a vice
                                            Market Series)     president and treasurer of 22 investment
                                                               companies (consisting of 43 portfolios)
                                                               for which UBS Global AM, UBS Global
                                                               AM (Americas), UBS PaineWebber or one
                                                               of their affiliates serves as investment
                                                               advisor, sub-advisor or manager.

                                       91

                                                TERM OF                  PRINCIPAL OCCUPATION(S)
                             POSITION(S)      OFFICE+ AND                 DURING PAST 5 YEARS;
                              HELD WITH        LENGTH OF                 NUMBER OF PORTFOLIOS IN
   NAME, ADDRESS,           CORPORATIONS/        TIME                FUND COMPLEX FOR WHICH PERSON
      AND AGE                  TRUSTS           SERVED                     SERVES AS OFFICER
------------------------------------------------------------------------------------------------------------
Brian M. Storms**;         President        Since 2000         Mr. Storms is chief executive officer
47                                                             (since July 2002), director and president of
                                                               UBS Global AM (since March 1999). He is
                                                               also chief executive officer (since July
                                                               2002), a member of the board of directors
                                                               and president of UBS Global AM (Americas)
                                                               and UBS Global Asset Management
                                                               (New York) Inc. (since October 2001).
                                                               Mr. Storms was chief executive officer of
                                                               UBS Global AM from October 2000 to
                                                               September 2001 and chief operating officer
                                                               (2001-2002). He was chief operating officer
                                                               of UBS Global AM (Americas) and UBS
                                                               Global AM (New York) from September
                                                               2001 to July 2002. He was a director or
                                                               trustee of several investment companies in
                                                               the UBS Family of Funds (1999-2001). He
                                                               was president of Prudential Investments
                                                               (1996-1999). Prior to joining Prudential
                                                               Investment she was a managing director at
                                                               Fidelity Investments. Mr. Storms is president
                                                               and trustee of UBS Supplementary Trust
                                                               and of two investment companies
                                                               (consisting of 39 portfolios) and president
                                                               of 22 investment companies (consisting of
                                                               43 portfolios) for which UBS Global AM,
                                                               UBS Global AM (Americas), UBS
                                                               PaineWebber or one of their affiliates
                                                               serves as investment advisor, sub-advisor
                                                               or manager.

Keith A. Weller**;         Vice President   Since 1995         Mr. Weller is a director and senior associate
41                         and Assistant    (Managed           general counsel of UBS Global AM.
                           Secretary        Municipal Trust,   Mr. Weller is a vice president and assistant
                                            RMA Money          secretary of 22 investment companies
                                            Fund, RMA Tax-     (consisting of 43 portfolios) for which UBS
                                            Free Fund)         Global AM, UBS PaineWebber or one of
                                            Since 1996         their affiliates serves as investment
                                            (Municipal Money   advisor, sub-advisor or manager.
                                            Market Series)

  * This person's business address is 1285 Avenue of the Americas, New York, New York 10019-6114.
 ** This person's business address is 51 West 52nd Street, New York, New York 10019-6114.
***   Address for mailing purposes only.
  + Each board member holds office for an indefinite term. Officers of the Corporations/Trusts are appointed by the board members and serve at the pleasure of the board.
 ++ Mrs. Alexander and Mr. Bewkes are "interested persons" of the Funds as defined in the Investment Company Act by virtue of their positions with UBS Global AM and/or UBS PaineWebber.
+++ This person's business address is 209 South La Salle Street, Chicago, Illinois 60604-1295.

                                       92
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

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

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

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

DIRECTORS/TRUSTEES

E. Garrett Bewkes, Jr.                  George W. Gowen
CHAIRMAN
                                        William W. Hewitt, Jr.

Margo N. Alexander                      Morton L. Janklow

Richard Q. Armstrong                    Frederic V. Malek

David J. Beaubien                       Carl W. Schafer

Richard R. Burt                         William D. White

Meyer Feldberg

PRINCIPAL OFFICERS

Brian M. Storms                         Debbie Baggett
PRESIDENT                               VICE PRESIDENT
                                        (TAX-FREE FUNDS)

Amy R. Doberman                         Paul H. Schubert
VICE PRESIDENT AND SECRETARY            VICE PRESIDENT AND TREASURER

Susan P. Ryan
VICE PRESIDENT
(TAXABLE FUNDS)


INVESTMENT ADVISOR AND ADMINISTRATOR

UBS PaineWebber Inc.
1285 Avenue of the Americas
New York, New York 10019-6028


SUB-ADVISOR, SUB-ADMINISTRATOR AND PRINCIPAL UNDERWRITER

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

[UBS GLOBAL ASSET MANAGEMENT (US) INC. LOGO]                      Presorted
                                                                  Standard
UBS GLOBAL ASSET MANAGEMENT (US) INC.                            U.S.Postage
51 West 52nd Street                                                 PAID
New York, NY 10019-6114                                         Smithtown, NY
                                                                 Permit 700